UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

New Insights

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Investments - continued

Investments

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,038.40	$ 5.76
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.71
Class T
Actual	$ 1,000.00	$ 1,037.40	$ 6.77
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.71
Class B
Actual	$ 1,000.00	$ 1,034.20	$ 9.84
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 9.74
Class C
Actual	$ 1,000.00	$ 1,034.80	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,015.57	$ 9.30
Institutional Class
Actual	$ 1,000.00	$ 1,039.90	$ 4.30
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.34%
Class B	1.95%
Class C	1.86%
Institutional Class	.85%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.1	4.3
Berkshire Hathaway, Inc. Class A	2.5	1.8
Genentech, Inc.	2.4	2.3
Hewlett-Packard Co.	2.3	2.0
EnCana Corp.	2.3	1.8
Schlumberger Ltd. (NY Shares)	1.8	1.0
Wells Fargo & Co.	1.6	1.3
America Movil SA de CV Series L sponsored ADR	1.5	1.5
Roche Holding AG (participation certificate)	1.5	1.3
Valero Energy Corp.	1.4	1.7
	21.4
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	25.4
Financials	17.7	15.7
Energy	11.3	9.0
Health Care	9.1	14.5
Industrials	8.9	5.2
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 92.0%		Stocks 89.9%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 10.0%
* Foreign investments	27.3%	** Foreign investments	24.6%

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
Johnson Controls, Inc.	4,400	$ 362
LKQ Corp. (a)	8,100	154
		516
Automobiles - 0.8%
General Motors Corp. (d)	281,200	8,377
Harley-Davidson, Inc.	45,100	2,476
Honda Motor Co. Ltd.	188,000	5,982
Hyundai Motor Co.	6,700	569
Renault SA	19,100	2,052
Toyota Motor Corp.	727,700	38,055
		57,511
Distributors - 0.0%
Li & Fung Ltd.	849,200	1,717
Diversified Consumer Services - 0.0%
Laureate Education, Inc. (a)	13,300	567
Hotels, Restaurants & Leisure - 1.9%
Ambassadors Group, Inc.	14,538	420
Aristocrat Leisure Ltd. (d)	1,040,000	9,955
Chipotle Mexican Grill, Inc. Class A	114,000	6,948
International Game Technology	61,000	2,314
Las Vegas Sands Corp. (a)	327,600	25,507
Panera Bread Co. Class A (a)	376,364	25,307
Penn National Gaming, Inc. (a)	209,500	8,124
Ruth's Chris Steak House, Inc.	77,900	1,591
Starbucks Corp. (a)	689,300	26,028
Station Casinos, Inc.	183,900	12,520
Tim Hortons, Inc. (d)	128,300	3,304
Wynn Resorts Ltd. (a)	109,100	7,997
		130,015
Household Durables - 1.0%
Fourlis Holdings SA	500,000	7,100
Garmin Ltd.	143,000	15,078
KB Home	14,900	683
Matsushita Electric Industrial Co. Ltd.	474,100	10,018
Sharp Corp.	252,000	3,982
Sony Corp.	614,300	27,054
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sony Corp. sponsored ADR	10,600	$ 467
Whirlpool Corp.	7,700	636
		65,018
Internet & Catalog Retail - 0.1%
Coldwater Creek, Inc. (a)	41,450	1,109
Expedia, Inc. (a)	149,200	2,234
Liberty Media Holding Corp. - Interactive Series A (a)	159,900	2,760
Submarino SA	50,000	1,004
VistaPrint Ltd.	58,600	1,567
		8,674
Leisure Equipment & Products - 0.0%
Aruze Corp.	28,000	609
Media - 1.6%
CBS Corp. Class B	19,500	527
Focus Media Holding Ltd. ADR	68,100	4,437
Live Nation, Inc. (a)	56,800	1,156
McGraw-Hill Companies, Inc.	77,900	3,913
News Corp. Class B	572,700	11,557
NTL, Inc.	43,531	1,084
Seek Ltd.	1,000,000	3,976
Sirius Satellite Radio, Inc. (a)(d)	751,600	3,570
The Walt Disney Co.	2,493,500	74,805
The Weinstein Co. III Holdings, LLC Class A-1 (a)(g)	2,267	2,267
Thomson Corp.	52,400	2,019
		109,311
Multiline Retail - 0.6%
JCPenney Co., Inc.	182,400	12,314
Marks & Spencer Group PLC	2,349,100	25,504
Nordstrom, Inc.	92,700	3,384
		41,202
Specialty Retail - 2.1%
AnnTaylor Stores Corp. (a)	152,000	6,594
Bakers Footwear Group, Inc. (a)(d)(e)	620,600	8,633
Best Buy Co., Inc.	453,650	24,878
Casual Male Retail Group, Inc. (a)	297,700	2,992
Circuit City Stores, Inc.	713,405	19,419
Inditex SA	49,700	2,097
J. Crew Group, Inc.	230,100	6,316
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	210,400	$ 5,384
O'Reilly Automotive, Inc. (a)	16,900	527
Office Depot, Inc. (a)	804,800	30,582
Payless ShoeSource, Inc. (a)	71,400	1,940
Staples, Inc.	509,300	12,386
The Children's Place Retail Stores, Inc. (a)	11,400	685
TJX Companies, Inc.	734,400	16,788
Tractor Supply Co. (a)	14,400	796
Wet Seal, Inc. Class A (a)	193,200	943
Zumiez, Inc. (a)	13,000	488
		141,448
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC	91,700	729
Coach, Inc. (a)	102,000	3,050
Luxottica Group Spa sponsored ADR	23,400	635
Phillips-Van Heusen Corp.	24,800	946
Puma AG	9,000	3,499
Under Armour, Inc. Class A (sub. vtg.)	65,500	2,792
VF Corp.	65,400	4,442
		16,093
TOTAL CONSUMER DISCRETIONARY		572,681
CONSUMER STAPLES - 5.4%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	19,900	907
Diageo PLC sponsored ADR	471,100	31,823
Hansen Natural Corp. (a)	20,100	3,826
InBev SA	20,000	981
Jones Soda Co. (a)(d)	310,890	2,798
PepsiCo, Inc.	1,309,300	78,610
The Coca-Cola Co.	1,040,400	44,758
		163,703
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	49,400	2,822
Safeway, Inc.	27,800	723
Tesco PLC	1,296,585	8,010
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart de Mexico SA de CV Series V	787,478	$ 2,164
Wal-Mart Stores, Inc.	299,500	14,427
		28,146
Food Products - 0.8%
Campbell Soup Co.	37,600	1,395
General Mills, Inc.	39,100	2,020
Groupe Danone	118,500	15,060
Hershey Co.	189,100	10,414
Kellogg Co.	72,600	3,516
Nestle SA (Reg.)	52,546	16,505
Sara Lee Corp.	164,500	2,635
TreeHouse Foods, Inc. (a)	183,500	4,384
Wm. Wrigley Jr. Co.	80,050	3,631
		59,560
Household Products - 1.6%
Colgate-Palmolive Co.	548,500	32,855
Procter & Gamble Co.	1,387,067	77,121
		109,976
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	90,300	3,492
Herbalife Ltd. (a)	214,800	8,571
		12,063
TOTAL CONSUMER STAPLES		373,448
ENERGY - 11.3%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	488,900	40,016
BJ Services Co.	51,600	1,923
Halliburton Co.	200,700	14,894
Hydril Co. (a)	190,000	14,919
Schlumberger Ltd. (NY Shares)	1,870,800	121,808
Smith International, Inc.	62,644	2,786
Superior Well Services, Inc.	310,000	7,719
		204,065
Oil, Gas & Consumable Fuels - 8.3%
Addax Petroleum Corp.	116,200	3,107
BG Group PLC sponsored ADR	174,500	11,671
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP PLC sponsored ADR	273,600	$ 19,045
Cameco Corp.	66,300	2,641
Canadian Natural Resources Ltd.	111,600	6,170
Canadian Oil Sands Trust unit	858,300	27,680
CONSOL Energy, Inc.	377,900	17,655
EnCana Corp.	2,974,800	156,641
EOG Resources, Inc.	242,200	16,794
Exxon Mobil Corp.	838,300	51,430
Foundation Coal Holdings, Inc.	32,100	1,506
Goodrich Petroleum Corp. (a)	23,730	674
Hess Corp.	27,900	1,475
Highpine Oil & Gas Ltd. (a)(f)	23,300	388
Hugoton Royalty Trust	2	0
Husky Energy, Inc.	21,300	1,337
Imperial Oil Ltd.	21,000	767
Kerr-McGee Corp.	51,800	3,592
Murphy Oil Corp.	347,800	19,428
Noble Energy, Inc.	196,500	9,208
Occidental Petroleum Corp.	147,100	15,085
Peabody Energy Corp.	309,400	17,249
PetroChina Co. Ltd. sponsored ADR (d)	324,800	35,069
Petroleo Brasileiro SA Petrobras sponsored ADR	105,500	9,422
Sasol Ltd. sponsored ADR	33,600	1,298
Suncor Energy, Inc.	152,300	12,325
Talisman Energy, Inc.	501,300	8,748
Total SA sponsored ADR	89,600	5,871
Ultra Petroleum Corp. (a)	191,000	11,321
Valero Energy Corp.	1,463,234	97,334
Western Oil Sands, Inc. Class A (a)	144,500	4,005
XTO Energy, Inc.	199,000	8,810
		577,746
TOTAL ENERGY		781,811
FINANCIALS - 17.7%
Capital Markets - 0.6%
Charles Schwab Corp.	761,000	12,161
Goldman Sachs Group, Inc.	151,900	22,850
Lehman Brothers Holdings, Inc.	32,900	2,143
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Mellon Financial Corp.	208,800	$ 7,189
SEI Investments Co.	5,800	284
		44,627
Commercial Banks - 4.2%
Allied Irish Banks PLC	616,500	14,907
Anglo Irish Bank Corp. PLC	1,753,900	27,372
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	65,300	1,904
Bank of Ireland	230,400	4,139
Bank of the Ozarks, Inc.	39,100	1,302
Center Financial Corp., California	50,000	1,182
Commerce Bancorp, Inc., New Jersey	161,900	5,775
Compass Bancshares, Inc.	112,800	6,272
Home Bancshares, Inc.	8,100	184
HSBC Holdings PLC sponsored ADR	113,200	10,001
M&T Bank Corp.	340,100	40,105
Marshall & Ilsley Corp.	28,000	1,281
National Australia Bank Ltd.	131,500	3,436
PNC Financial Services Group, Inc.	32,700	2,295
Preferred Bank, Los Angeles California (e)	380,004	20,372
PrivateBancorp, Inc.	101,000	4,182
Royal Bank of Scotland Group PLC	438,000	14,404
Shinhan Financial Group Co. Ltd.	48,530	2,276
Standard Chartered PLC (United Kingdom)	163,800	3,999
SunTrust Banks, Inc.	52,900	4,034
Uniao de Bancos Brasileiros SA (Unibanco) GDR	87,700	5,822
Wells Fargo & Co.	1,684,800	113,016
Zions Bancorp	77,100	6,009
		294,269
Consumer Finance - 1.8%
American Express Co.	1,255,200	66,802
SLM Corp.	1,049,100	55,518
		122,320
Diversified Financial Services - 1.7%
Bank of America Corp.	1,024,100	49,259
Citigroup, Inc.	603,300	29,103
JPMorgan Chase & Co.	667,100	28,018
Moody's Corp.	183,600	9,999
		116,379
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 8.2%
Admiral Group PLC	780,700	$ 8,967
Allstate Corp.	865,100	47,347
American International Group, Inc.	557,500	32,920
Assurant, Inc.	199,100	9,636
Axis Capital Holdings Ltd.	32,400	927
Berkshire Hathaway, Inc. Class A (a)(d)	1,853	169,844
Cincinnati Financial Corp.	17,100	804
Everest Re Group Ltd.	159,300	13,791
Genworth Financial, Inc. Class A (non-vtg.)	541,400	18,862
Lincoln National Corp.	363,881	20,537
Loews Corp.	795,700	28,208
MetLife, Inc.	1,317,100	67,449
MetLife, Inc. unit	406,600	11,210
ProAssurance Corp. (a)	5,000	241
Progressive Corp.	345,500	8,883
Prudential Financial, Inc.	845,200	65,672
SAFECO Corp.	21,900	1,234
StanCorp Financial Group, Inc.	56,800	2,892
The Chubb Corp.	832,700	41,552
The St. Paul Travelers Companies, Inc.	21,600	963
W.R. Berkley Corp.	308,361	10,524
White Mountains Insurance Group Ltd.	8,383	4,083
Zenith National Insurance Corp.	61,500	2,440
		568,986
Real Estate Investment Trusts - 0.1%
CBL & Associates Properties, Inc.	17,800	693
Equity Office Properties Trust	20,100	734
Equity Residential (SBI)	400	18
Vornado Realty Trust	61,300	5,980
		7,425
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	450,400	11,215
Mitsui Fudosan Co. Ltd.	112,000	2,432
		13,647
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	44,600	1,358
Countrywide Financial Corp.	90,200	3,435
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Golden West Financial Corp., Delaware	733,200	$ 54,403
Hudson City Bancorp, Inc.	160,200	2,135
		61,331
TOTAL FINANCIALS		1,228,984
HEALTH CARE - 9.1%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	152,305	5,501
Amylin Pharmaceuticals, Inc. (a)	206,900	10,215
Arena Pharmaceuticals, Inc. (a)	260,300	3,014
Celgene Corp. (a)	520,000	24,664
Genentech, Inc. (a)	2,037,900	166,700
Genmab AS (a)	60,400	1,947
Gilead Sciences, Inc. (a)	679,900	40,223
GTx, Inc. (a)	25,000	228
Hutchison China Meditech Ltd.	15	0
MannKind Corp. (a)(d)	290,006	6,180
MannKind Corp. warrants 8/3/10 (a)(g)	29,881	391
Medarex, Inc. (a)	431,700	4,149
Myogen, Inc. (a)	82,800	2,401
Renovis, Inc. (a)	23,400	358
Tanox, Inc. (a)	70,300	972
Theravance, Inc. (a)	30,300	693
ViaCell, Inc. (a)(d)	87,800	399
		268,035
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	39,300	2,402
C.R. Bard, Inc.	122,000	8,938
Conceptus, Inc. (a)	24,100	329
DexCom, Inc. (a)	90,800	1,233
DJ Orthopedics, Inc. (a)	125,500	4,622
Gen-Probe, Inc. (a)	61,600	3,325
Intuitive Surgical, Inc. (a)	17,300	2,041
Inverness Medical Innovations, Inc. (a)	15,000	423
IRIS International, Inc. (a)(d)	545,400	7,177
Kyphon, Inc. (a)	164,000	6,291
NeuroMetrix, Inc. (a)	30,500	929
Nobel Biocare Holding AG (Switzerland)	22,293	5,293
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Northstar Neuroscience, Inc.	87,500	$ 908
NuVasive, Inc. (a)	81,600	1,488
ResMed, Inc. (a)	259,500	12,184
St. Jude Medical, Inc. (a)	270,600	8,773
Viasys Healthcare, Inc. (a)	55,800	1,428
		67,784
Health Care Providers & Services - 0.9%
Aetna, Inc.	989,900	39,527
American Retirement Corp. (a)	43,100	1,412
Health Net, Inc. (a)	48,600	2,195
Nighthawk Radiology Holdings, Inc.	31,000	556
UnitedHealth Group, Inc.	294,100	13,170
VCA Antech, Inc. (a)	108,500	3,464
Visicu, Inc.	9,700	171
		60,495
Health Care Technology - 0.0%
Vital Images, Inc. (a)	46,100	1,139
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	44,800	2,743
Exelixis, Inc. (a)	47,700	479
Millipore Corp. (a)	3,500	220
Pharmaceutical Product Development, Inc.	31,900	1,120
Thermo Electron Corp. (a)	260,100	9,426
		13,988
Pharmaceuticals - 3.2%
Aspreva Pharmaceuticals Corp. (a)	267,800	7,268
AstraZeneca PLC sponsored ADR	272,400	16,295
Atherogenics, Inc. (a)	32,400	423
Barr Pharmaceuticals, Inc. (a)	10,300	491
Johnson & Johnson	361,500	21,661
Merck & Co., Inc.	522,600	19,038
New River Pharmaceuticals, Inc. (a)	22,200	633
Novartis AG sponsored ADR	573,300	30,912
Roche Holding AG (participation certificate)	631,193	104,347
Sanofi-Aventis sponsored ADR	308,100	15,004
Schering-Plough Corp.	56,700	1,079
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	11,900	$ 680
Teva Pharmaceutical Industries Ltd. sponsored ADR	155,848	4,923
		222,754
TOTAL HEALTH CARE		634,195
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.9%
Armor Holdings, Inc. (a)	39,000	2,138
Heico Corp. Class A	400,000	9,488
L-3 Communications Holdings, Inc.	6,400	483
Lockheed Martin Corp.	488,600	35,052
Northrop Grumman Corp.	54,400	3,485
Precision Castparts Corp.	24,600	1,470
The Boeing Co.	142,900	11,705
United Technologies Corp.	13,900	882
		64,703
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	820,372	43,726
Expeditors International of Washington, Inc.	27,400	1,535
FedEx Corp.	59,400	6,941
United Parcel Service, Inc. Class B	214,300	17,643
		69,845
Airlines - 0.4%
Republic Airways Holdings, Inc. (a)	50,100	853
Ryanair Holdings PLC sponsored ADR (a)	309,300	16,306
Southwest Airlines Co.	577,400	9,452
		26,611
Commercial Services & Supplies - 0.8%
Aramark Corp. Class B	388,400	12,860
Brady Corp. Class A	111,500	4,108
Cendant Corp.	85,500	1,393
Huron Consulting Group, Inc. (a)	400,000	14,036
Monster Worldwide, Inc. (a)	207,400	8,848
Robert Half International, Inc.	309,300	12,991
The Brink's Co.	54,600	3,080
		57,316
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	237,500	$ 18,915
URS Corp. (a)	28,000	1,176
		20,091
Electrical Equipment - 1.3%
Cooper Industries Ltd. Class A	530,600	49,303
Energy Conversion Devices, Inc. (a)	16,100	587
Evergreen Solar, Inc. (a)	452,900	5,879
GrafTech International Ltd. (a)	500,000	2,900
Q-Cells AG	114,300	9,615
Roper Industries, Inc.	87,100	4,072
SolarWorld AG (d)	188,000	11,801
Suntech Power Holdings Co. Ltd. sponsored ADR	121,000	3,418
Ultralife Batteries, Inc. (a)(d)	39,000	395
		87,970
Industrial Conglomerates - 0.6%
3M Co.	449,100	36,274
Hutchison Whampoa Ltd.	301,000	2,748
Siemens AG sponsored ADR	33,200	2,882
		41,904
Machinery - 2.4%
Caterpillar, Inc.	376,200	28,019
Cummins, Inc.	121,500	14,853
Danaher Corp.	754,377	48,522
IDEX Corp.	543,700	25,663
Joy Global, Inc.	363,757	18,948
PACCAR, Inc.	326,366	26,886
		162,891
Marine - 0.1%
American Commercial Lines, Inc.	123,300	7,429
Road & Rail - 0.8%
Canadian National Railway Co.	494,700	21,609
CSX Corp.	10,300	726
Heartland Express, Inc.	182,533	3,266
Knight Transportation, Inc.	58,130	1,174
Landstar System, Inc.	112,900	5,332
Norfolk Southern Corp.	44,800	2,384
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Swift Transportation Co., Inc. (a)	257,100	$ 8,165
Universal Truckload Services, Inc. (a)	469,903	16,038
		58,694
Trading Companies & Distributors - 0.3%
Fastenal Co.	147,500	5,943
Mitsui & Co. Ltd.	1,102,000	15,563
		21,506
TOTAL INDUSTRIALS		618,960
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.8%
CommScope, Inc. (a)	25,500	801
Corning, Inc. (a)	540,300	13,070
ECI Telecom Ltd. (a)	228,900	1,845
F5 Networks, Inc. (a)	94,700	5,065
InterDigital Communication Corp. (a)	42,500	1,484
Ixia (a)	354,600	3,191
Nice Systems Ltd. sponsored ADR (a)	503,500	14,168
Nokia Corp. sponsored ADR	1,585,100	32,114
QUALCOMM, Inc.	1,291,800	51,762
TANDBERG Television ASA (a)	55,000	912
		124,412
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	1,218,300	69,589
Dell, Inc. (a)	192,400	4,696
Hewlett-Packard Co.	5,050,900	160,013
Network Appliance, Inc. (a)	713,860	25,199
Seagate Technology	222,900	5,046
		264,543
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	1,800	57
Amphenol Corp. Class A	237,500	13,291
Hon Hai Precision Industry Co. Ltd. (Foxconn)	459,104	2,836
Identix, Inc. (a)	19,300	135
Itron, Inc. (a)	80,100	4,747
KEMET Corp. (a)	1,000,000	9,220
LoJack Corp. (a)	300,000	5,658
Mettler-Toledo International, Inc. (a)	72,800	4,409
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Motech Industries, Inc.	395,935	$ 9,318
National Instruments Corp.	490,000	13,426
Sunpower Corp. Class A	6,200	174
Viisage Technology, Inc. (a)	7,300	111
		63,382
Internet Software & Services - 5.7%
Akamai Technologies, Inc. (a)	648,000	23,451
aQuantive, Inc. (a)	142,800	3,617
Google, Inc. Class A (sub. vtg.) (a)	674,400	282,799
j2 Global Communications, Inc. (a)	133,000	4,152
LoopNet, Inc. (a)	13,000	242
NetEase.com, Inc. sponsored ADR (a)(d)	223,000	4,980
Tom Online, Inc. sponsored ADR (a)(d)	52,500	1,013
WebSideStory, Inc. (a)(d)	446,056	5,442
Yahoo!, Inc. (a)	2,078,300	68,584
		394,280
IT Services - 2.1%
Alliance Data Systems Corp. (a)	298,900	17,581
CheckFree Corp. (a)(d)	387,200	19,190
Cognizant Technology Solutions Corp. Class A (a)	471,000	31,731
First Data Corp.	401,700	18,093
Global Payments, Inc.	54,300	2,636
Infosys Technologies Ltd. sponsored ADR	82,700	6,319
Mastercard, Inc. Class A	265,500	12,744
MoneyGram International, Inc.	29,200	991
Paychex, Inc.	86,900	3,387
SRA International, Inc. Class A (a)	201,561	5,368
TALX Corp.	412,500	9,021
The BISYS Group, Inc. (a)	46,500	637
VeriFone Holdings, Inc. (a)	583,800	17,794
		145,492
Office Electronics - 0.0%
Canon, Inc.	36,800	1,798
Zebra Technologies Corp. Class A (a)	19,600	670
		2,468
Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials, Inc.	693,200	11,285
ASML Holding NV (NY Shares) (a)	764,800	15,464
Broadcom Corp. Class A (a)	676,600	20,332
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FormFactor, Inc. (a)	416,100	$ 18,571
Freescale Semiconductor, Inc. Class A (a)	11,000	319
Hittite Microwave Corp.	93,100	3,366
Lam Research Corp. (a)	808,100	37,674
Linear Technology Corp.	78,900	2,642
Marvell Technology Group Ltd. (a)	1,900,600	84,254
MathStar, Inc.	10,000	59
MEMC Electronic Materials, Inc. (a)	326,400	12,240
Microchip Technology, Inc.	63,900	2,144
Monolithic Power Systems, Inc. (a)	86,184	1,020
National Semiconductor Corp.	633,800	15,116
O2Micro International Ltd. sponsored ADR (a)	3,000	23
Renewable Energy Corp. AS	191,300	2,736
Saifun Semiconductors Ltd.	50,000	1,433
Samsung Electronics Co. Ltd.	102,062	64,871
SiRF Technology Holdings, Inc. (a)	285,500	9,199
Zoran Corp. (a)	17,000	414
		303,162
Software - 1.2%
Adobe Systems, Inc. (a)	519,006	15,757
Amdocs Ltd. (a)	37,700	1,380
Citrix Systems, Inc. (a)	112,900	4,532
ECtel Ltd. (a)	5,649	25
Informatica Corp. (a)	18,000	237
Intuit, Inc. (a)	443,177	26,763
JDA Software Group, Inc. (a)	400,000	5,612
NAVTEQ Corp. (a)	179,530	8,021
NDS Group PLC sponsored ADR (a)	21,200	987
Salesforce.com, Inc. (a)	140,700	3,751
SAP AG sponsored ADR	246,800	12,962
		80,027
TOTAL INFORMATION TECHNOLOGY		1,377,766
MATERIALS - 7.8%
Chemicals - 1.2%
Arkema sponsored ADR (a)	9,210	356
Bayer AG	242,500	11,133
Ecolab, Inc.	698,800	28,357
Lonza Group AG	8,756	601
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	142,300	$ 11,980
Praxair, Inc.	490,200	26,471
Wacker Chemie AG	15,900	1,712
		80,610
Construction Materials - 0.0%
Rinker Group Ltd.	169,281	2,062
Metals & Mining - 6.6%
Agnico-Eagle Mines Ltd.	231,700	7,682
Alamos Gold, Inc. (a)(d)	1,010,000	8,143
Allegheny Technologies, Inc.	56,400	3,905
Anglo American PLC ADR	1,392,900	28,471
Aquarius Platinum Ltd. (Australia)	598,000	8,777
Bema Gold Corp. (a)	2,517,400	12,561
BHP Billiton Ltd. sponsored ADR	1,199,500	51,662
Companhia Vale do Rio Doce sponsored ADR	102,000	2,452
Eldorado Gold Corp. (a)	608,400	2,954
First Quantum Minerals Ltd.	786,400	35,252
Gabriel Resources Ltd. (a)	725,700	1,879
Gerdau SA sponsored ADR	226,450	3,376
Glamis Gold Ltd. (a)	2,465,757	93,479
Goldcorp, Inc.	951,475	28,681
IPSCO, Inc.	129,000	12,350
Ivanhoe Mines Ltd. (a)	488,000	3,305
Lihir Gold Ltd. (a)	990,100	2,119
Meridian Gold, Inc. (a)	159,600	5,035
New Gold, Inc. (a)	466,300	4,152
New Gold, Inc. warrants 2/23/08 (a)	65,000	111
Newmont Mining Corp.	948,900	50,225
Novagold Resources, Inc. (a)	196,900	2,524
Nucor Corp.	383,200	20,789
Oregon Steel Mills, Inc. (a)	46,000	2,330
POSCO sponsored ADR	248,600	16,631
Rio Tinto PLC (Reg.)	853,200	44,731
Steel Dynamics, Inc.	82,400	5,417
Teck Cominco Ltd. Class B (sub. vtg.)	33,400	2,004
US Gold Corp. (subscription receipt) (a)(g)	112,300	1,128
		462,125
TOTAL MATERIALS		544,797
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	509,100	$ 14,199
BT Group PLC sponsored ADR	63,600	2,817
Qwest Communications International, Inc. (a)	1,801,900	14,577
Telenor ASA	190,800	2,307
		33,900
Wireless Telecommunication Services - 2.5%
America Movil SA de CV Series L sponsored ADR	3,156,400	104,982
American Tower Corp. Class A (a)	59,527	1,852
China Mobile (Hong Kong) Ltd. sponsored ADR	300,600	8,600
Hutchison Telecommunications International Ltd. sponsored ADR (a)(d)	147,300	3,522
Leap Wireless International, Inc. (a)	86,100	4,085
NII Holdings, Inc. (a)	951,647	53,654
		176,695
TOTAL TELECOMMUNICATION SERVICES		210,595
UTILITIES - 0.6%
Electric Utilities - 0.1%
Exelon Corp.	82,800	4,706
FirstEnergy Corp.	89,100	4,830
		9,536
Gas Utilities - 0.1%
Southern Union Co.	226,875	6,139
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	719,600	13,277
International Power PLC	264,200	1,390
TXU Corp.	71,000	4,245
		18,912
Multi-Utilities - 0.1%
National Grid PLC	554,900	6,004
Veolia Environnement	26,900	1,391
		7,395
TOTAL UTILITIES		41,982
TOTAL COMMON STOCKS (Cost $5,702,251)		6,385,219
Convertible Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series B, 5.25%	310,900	$ 5,693
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,152)		5,693
Money Market Funds - 9.8%

Fidelity Cash Central Fund, 5.11% (b)	598,552,930	598,553
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	81,361,352	81,361
TOTAL MONEY MARKET FUNDS (Cost $679,914)		679,914
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $6,387,317)		7,070,826
NET OTHER ASSETS - (1.9)%		(132,079)
NET ASSETS - 100%		$ 6,938,747
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $388,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,786,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
US Gold Corp. (subscription receipt)	2/8/06	$ 505
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17,778
Fidelity Securities Lending Cash Central Fund	482
Total	$ 18,260
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bakers Footwear Group, Inc.	$ 7,130	$ 3,181	$ -	$ -	$ 8,633
Preferred Bank, Los Angeles California	-	19,483	-	39	20,372
TOTALS	$ 7,130	$ 22,664	$ -	$ 39	$ 29,005
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.7%
Canada	7.0%
United Kingdom	3.5%
Bermuda	2.3%
Switzerland	2.3%
Netherlands Antilles	1.8%
Japan	1.6%
Mexico	1.5%
Korea (South)	1.1%
Others (individually less than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,918) - See accompanying schedule: Unaffiliated issuers (cost $5,678,277)	$ 6,361,907
Affiliated Central Funds (cost $679,914)	679,914
Other affiliated issuers (cost $29,126)	29,005
Total Investments (cost $6,387,317)		$ 7,070,826
Cash		1
Foreign currency held at value (cost $15,243)		15,243
Receivable for investments sold		27,481
Receivable for fund shares sold		6,182
Dividends receivable		4,374
Interest receivable		3,346
Prepaid expenses		4
Other receivables		264
Total assets		7,127,721

Liabilities
Payable for investments purchased	$ 93,837
Payable for fund shares redeemed	5,812
Accrued management fee	3,184
Distribution fees payable	2,743
Other affiliated payables	1,428
Other payables and accrued expenses	609
Collateral on securities loaned, at value	81,361
Total liabilities		188,974

Net Assets		$ 6,938,747
Net Assets consist of:
Paid in capital		$ 6,264,721
Undistributed net investment income		1,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,049)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		683,401
Net Assets		$ 6,938,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,683,204 ÷ 97,640 shares)	$ 17.24

Maximum offering price per share (100/94.25 of $17.24)	$ 18.29
Class T: Net Asset Value and redemption price per share ($2,013,614 ÷ 117,454 shares)	$ 17.14

Maximum offering price per share (100/96.50 of $17.14)	$ 17.76
Class B: Net Asset Value and offering price per share ($448,712 ÷ 26,611 shares)A	$ 16.86

Class C: Net Asset Value and offering price per share ($1,513,890 ÷ 89,640 shares)A	$ 16.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,279,327 ÷ 73,528 shares)	$ 17.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends (including $39 received from other affiliated issuers)		$ 24,406
Interest		92
Income from affiliated Central Funds		18,260
Total income		42,758

Expenses
Management fee	$ 17,029
Transfer agent fees	7,140
Distribution fees	15,241
Accounting and security lending fees	603
Independent trustees' compensation	11
Custodian fees and expenses	383
Registration fees	904
Audit	41
Legal	29
Interest	4
Miscellaneous	130
Total expenses before reductions	41,515
Expense reductions	(465)	41,050
Net investment income (loss)		1,708
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $19)	(4,213)
Foreign currency transactions	309
Total net realized gain (loss)		(3,904)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11)	132,697
Assets and liabilities in foreign currencies	(108)
Total change in net unrealized appreciation (depreciation)		132,589
Net gain (loss)		128,685
Net increase (decrease) in net assets resulting from operations		$ 130,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,708	$ (3,298)
Net realized gain (loss)	(3,904)	15,438
Change in net unrealized appreciation (depreciation)	132,589	426,567
Net increase (decrease) in net assets resulting from operations	130,393	438,707
Distributions to shareholders from net realized gain	(14,806)	-
Share transactions - net increase (decrease)	2,568,102	2,787,029
Total increase (decrease) in net assets	2,683,689	3,225,736

Net Assets
Beginning of period	4,255,058	1,029,322
End of period (including undistributed net investment income of $1,674 and accumulated net investment loss of $34, respectively)	$ 6,938,747	$ 4,255,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six month ended June 30,2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.03)	(.04)
Net realized and unrealized gain (loss)	.62	2.64	2.24	1.87
Total from investment operations	.64	2.66	2.21	1.83
Distributions from net investment income	-	-	(.01)	(.03)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05)	-	(.01)	(.04)
Net asset value, end of period	$ 17.24	$ 16.65	$ 13.99	$ 11.79
Total Return B, C, D	3.84%	19.01%	18.76%	18.23%
Ratios to Average Net Assets G
Expenses before reductions	1.14% A	1.17%	1.22%	1.39% A
Expenses net of fee waivers, if any	1.14% A	1.17%	1.22%	1.39% A
Expenses net of all reductions	1.13% A	1.13%	1.17%	1.28% A
Net investment income (loss)	.29% A	.13%	(.26)%	(.81)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,683	$ 1,019	$ 230	$ 37
Portfolio turnover rate	82% A	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	.61	2.62	2.25	1.86
Total from investment operations	.62	2.61	2.19	1.81
Distributions from net investment income	-	-	(.01)	(.02)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05)	-	(.01)	(.03)
Net asset value, end of period	$ 17.14	$ 16.57	$ 13.96	$ 11.78
Total Return B, C, D	3.74%	18.70%	18.60%	18.08%
Ratios to Average Net Assets G
Expenses before reductions	1.34% A	1.38%	1.43%	1.62% A
Expenses net of fee waivers, if any	1.34% A	1.38%	1.43%	1.62% A
Expenses net of all reductions	1.32% A	1.34%	1.39%	1.51% A
Net investment income (loss)	.09% A	(.08)%	(.48)%	(1.04)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,014	$ 1,393	$ 325	$ 62
Portfolio turnover rate	82% A	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	.60	2.60	2.23	1.85
Total from investment operations	.56	2.50	2.10	1.78
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05)	-	(.01)	(.02)
Net asset value, end of period	$ 16.86	$ 16.35	$ 13.85	$ 11.76
Total Return B, C, D	3.42%	18.05%	17.87%	17.75%
Ratios to Average Net Assets G
Expenses before reductions	1.95% A	1.98%	2.02%	2.19% A
Expenses net of fee waivers, if any	1.95% A	1.98%	2.02%	2.19% A
Expenses net of all reductions	1.93% A	1.94%	1.97%	2.08% A
Net investment income (loss)	(.52)% A	(.68)%	(1.06)%	(1.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 449	$ 339	$ 109	$ 27
Portfolio turnover rate	82% A	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.37	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	.61	2.60	2.23	1.85
Total from investment operations	.57	2.51	2.11	1.78
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05)	-	(.01)	(.02)
Net asset value, end of period	$ 16.89	$ 16.37	$ 13.86	$ 11.76
Total Return B, C, D	3.48%	18.11%	17.95%	17.77%
Ratios to Average Net Assets G
Expenses before reductions	1.86% A	1.89%	1.94%	2.14% A
Expenses net of fee waivers, if any	1.86% A	1.89%	1.94%	2.14% A
Expenses net of all reductions	1.85% A	1.85%	1.89%	2.03% A
Net investment income (loss)	(.43)% A	(.59)%	(.98)%	(1.55)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,514	$ 1,006	$ 246	$ 49
Portfolio turnover rate	82% A	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.07	.01	(.02)
Net realized and unrealized gain (loss)	.62	2.66	2.26	1.86
Total from investment operations	.67	2.73	2.27	1.84
Distributions from net investment income	-	-	(.01)	(.04)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05)	-	(.01)	(.05)
Net asset value, end of period	$ 17.40	$ 16.78	$ 14.05	$ 11.79
Total Return B, C	3.99%	19.43%	19.27%	18.31%
Ratios to Average Net Assets F
Expenses before reductions	.85% A	.84%	.86%	1.07% A
Expenses net of fee waivers, if any	.85% A	.84%	.86%	1.07% A
Expenses net of all reductions	.84% A	.79%	.82%	.96% A
Net investment income (loss)	.58% A	.47%	.10%	(.49)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,279	$ 498	$ 120	$ 23
Portfolio turnover rate	82% A	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 31, 2003 (commencement of operations) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on April 28, 2006, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 821,135
Unrealized depreciation	(147,182)
Net unrealized appreciation (depreciation)	$ 673,953
Cost for federal income tax purposes	$ 6,396,873

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,589,558 and $2,152,598, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,821	$ 82
Class T	.25%	.25%	4,542	340
Class B	.75%	.25%	2,091	1,571
Class C	.75%	.25%	6,787	4,175
			$ 15,241	$ 6,168

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,885
Class T	440
Class B*	282
Class C*	153
$ 2,760

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,900	.26*
Class T	1,898	.21*
Class B	665	.32*
Class C	1,595	.23*
Institutional Class	1,082	.22*
	$ 7,140

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $482.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $27,763. The weighted average interest rate was 5.31%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $452 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

the period, these credits reduced the Fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	5
Institutional Class	3
$ 11

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005
From net realized gain
Class A	$ 3,604	$ -
Class T	4,694	-
Class B	1,130	-
Class C	3,506	-
Institutional Class	1,872	-
Total	$ 14,806	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005	Six months ended June 30, 2006	Year ended December 31, 2005
Class A
Shares sold	43,726	48,615	$ 758,679	$ 747,881
Reinvestment of distributions	186	-	3,201	-
Shares redeemed	(7,489)	(3,868)	(128,194)	(58,730)
Net increase (decrease)	36,423	44,747	$ 633,686	$ 689,151
Class T
Shares sold	41,187	65,661	$ 711,835	$ 990,175
Reinvestment of distributions	260	-	4,446	-
Shares redeemed	(8,035)	(4,899)	(137,559)	(73,812)
Net increase (decrease)	33,412	60,762	$ 578,722	$ 916,363
Class B
Shares sold	8,061	14,492	$ 137,365	$ 215,896
Reinvestment of distributions	56	-	941	-
Shares redeemed	(2,254)	(1,584)	(38,052)	(23,549)
Net increase (decrease)	5,863	12,908	$ 100,254	$ 192,347
Class C
Shares sold	32,227	46,847	$ 549,551	$ 703,988
Reinvestment of distributions	154	-	2,604	-
Shares redeemed	(4,215)	(3,110)	(70,486)	(46,058)
Net increase (decrease)	28,166	43,737	$ 481,669	$ 657,930
Institutional Class
Shares sold	50,637	22,374	$ 891,242	$ 349,673
Reinvestment of distributions	69	-	1,201	-
Shares redeemed	(6,852)	(1,206)	(118,672)	(18,435)
Net increase (decrease)	43,854	21,168	$ 773,771	$ 331,238

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ANIF-USAN-0806
1.803541.102

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

New Insights

Fund - Institutional Class

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Investments - continued

Investments

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,038.40	$ 5.76
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.71
Class T
Actual	$ 1,000.00	$ 1,037.40	$ 6.77
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.71
Class B
Actual	$ 1,000.00	$ 1,034.20	$ 9.84
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 9.74
Class C
Actual	$ 1,000.00	$ 1,034.80	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,015.57	$ 9.30
Institutional Class
Actual	$ 1,000.00	$ 1,039.90	$ 4.30
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.34%
Class B	1.95%
Class C	1.86%
Institutional Class	.85%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.1	4.3
Berkshire Hathaway, Inc. Class A	2.5	1.8
Genentech, Inc.	2.4	2.3
Hewlett-Packard Co.	2.3	2.0
EnCana Corp.	2.3	1.8
Schlumberger Ltd. (NY Shares)	1.8	1.0
Wells Fargo & Co.	1.6	1.3
America Movil SA de CV Series L sponsored ADR	1.5	1.5
Roche Holding AG (participation certificate)	1.5	1.3
Valero Energy Corp.	1.4	1.7
	21.4
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	25.4
Financials	17.7	15.7
Energy	11.3	9.0
Health Care	9.1	14.5
Industrials	8.9	5.2
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 92.0%		Stocks 89.9%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 10.0%
* Foreign investments	27.3%	** Foreign investments	24.6%

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
Johnson Controls, Inc.	4,400	$ 362
LKQ Corp. (a)	8,100	154
		516
Automobiles - 0.8%
General Motors Corp. (d)	281,200	8,377
Harley-Davidson, Inc.	45,100	2,476
Honda Motor Co. Ltd.	188,000	5,982
Hyundai Motor Co.	6,700	569
Renault SA	19,100	2,052
Toyota Motor Corp.	727,700	38,055
		57,511
Distributors - 0.0%
Li & Fung Ltd.	849,200	1,717
Diversified Consumer Services - 0.0%
Laureate Education, Inc. (a)	13,300	567
Hotels, Restaurants & Leisure - 1.9%
Ambassadors Group, Inc.	14,538	420
Aristocrat Leisure Ltd. (d)	1,040,000	9,955
Chipotle Mexican Grill, Inc. Class A	114,000	6,948
International Game Technology	61,000	2,314
Las Vegas Sands Corp. (a)	327,600	25,507
Panera Bread Co. Class A (a)	376,364	25,307
Penn National Gaming, Inc. (a)	209,500	8,124
Ruth's Chris Steak House, Inc.	77,900	1,591
Starbucks Corp. (a)	689,300	26,028
Station Casinos, Inc.	183,900	12,520
Tim Hortons, Inc. (d)	128,300	3,304
Wynn Resorts Ltd. (a)	109,100	7,997
		130,015
Household Durables - 1.0%
Fourlis Holdings SA	500,000	7,100
Garmin Ltd.	143,000	15,078
KB Home	14,900	683
Matsushita Electric Industrial Co. Ltd.	474,100	10,018
Sharp Corp.	252,000	3,982
Sony Corp.	614,300	27,054
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sony Corp. sponsored ADR	10,600	$ 467
Whirlpool Corp.	7,700	636
		65,018
Internet & Catalog Retail - 0.1%
Coldwater Creek, Inc. (a)	41,450	1,109
Expedia, Inc. (a)	149,200	2,234
Liberty Media Holding Corp. - Interactive Series A (a)	159,900	2,760
Submarino SA	50,000	1,004
VistaPrint Ltd.	58,600	1,567
		8,674
Leisure Equipment & Products - 0.0%
Aruze Corp.	28,000	609
Media - 1.6%
CBS Corp. Class B	19,500	527
Focus Media Holding Ltd. ADR	68,100	4,437
Live Nation, Inc. (a)	56,800	1,156
McGraw-Hill Companies, Inc.	77,900	3,913
News Corp. Class B	572,700	11,557
NTL, Inc.	43,531	1,084
Seek Ltd.	1,000,000	3,976
Sirius Satellite Radio, Inc. (a)(d)	751,600	3,570
The Walt Disney Co.	2,493,500	74,805
The Weinstein Co. III Holdings, LLC Class A-1 (a)(g)	2,267	2,267
Thomson Corp.	52,400	2,019
		109,311
Multiline Retail - 0.6%
JCPenney Co., Inc.	182,400	12,314
Marks & Spencer Group PLC	2,349,100	25,504
Nordstrom, Inc.	92,700	3,384
		41,202
Specialty Retail - 2.1%
AnnTaylor Stores Corp. (a)	152,000	6,594
Bakers Footwear Group, Inc. (a)(d)(e)	620,600	8,633
Best Buy Co., Inc.	453,650	24,878
Casual Male Retail Group, Inc. (a)	297,700	2,992
Circuit City Stores, Inc.	713,405	19,419
Inditex SA	49,700	2,097
J. Crew Group, Inc.	230,100	6,316
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	210,400	$ 5,384
O'Reilly Automotive, Inc. (a)	16,900	527
Office Depot, Inc. (a)	804,800	30,582
Payless ShoeSource, Inc. (a)	71,400	1,940
Staples, Inc.	509,300	12,386
The Children's Place Retail Stores, Inc. (a)	11,400	685
TJX Companies, Inc.	734,400	16,788
Tractor Supply Co. (a)	14,400	796
Wet Seal, Inc. Class A (a)	193,200	943
Zumiez, Inc. (a)	13,000	488
		141,448
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC	91,700	729
Coach, Inc. (a)	102,000	3,050
Luxottica Group Spa sponsored ADR	23,400	635
Phillips-Van Heusen Corp.	24,800	946
Puma AG	9,000	3,499
Under Armour, Inc. Class A (sub. vtg.)	65,500	2,792
VF Corp.	65,400	4,442
		16,093
TOTAL CONSUMER DISCRETIONARY		572,681
CONSUMER STAPLES - 5.4%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	19,900	907
Diageo PLC sponsored ADR	471,100	31,823
Hansen Natural Corp. (a)	20,100	3,826
InBev SA	20,000	981
Jones Soda Co. (a)(d)	310,890	2,798
PepsiCo, Inc.	1,309,300	78,610
The Coca-Cola Co.	1,040,400	44,758
		163,703
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	49,400	2,822
Safeway, Inc.	27,800	723
Tesco PLC	1,296,585	8,010
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart de Mexico SA de CV Series V	787,478	$ 2,164
Wal-Mart Stores, Inc.	299,500	14,427
		28,146
Food Products - 0.8%
Campbell Soup Co.	37,600	1,395
General Mills, Inc.	39,100	2,020
Groupe Danone	118,500	15,060
Hershey Co.	189,100	10,414
Kellogg Co.	72,600	3,516
Nestle SA (Reg.)	52,546	16,505
Sara Lee Corp.	164,500	2,635
TreeHouse Foods, Inc. (a)	183,500	4,384
Wm. Wrigley Jr. Co.	80,050	3,631
		59,560
Household Products - 1.6%
Colgate-Palmolive Co.	548,500	32,855
Procter & Gamble Co.	1,387,067	77,121
		109,976
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	90,300	3,492
Herbalife Ltd. (a)	214,800	8,571
		12,063
TOTAL CONSUMER STAPLES		373,448
ENERGY - 11.3%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	488,900	40,016
BJ Services Co.	51,600	1,923
Halliburton Co.	200,700	14,894
Hydril Co. (a)	190,000	14,919
Schlumberger Ltd. (NY Shares)	1,870,800	121,808
Smith International, Inc.	62,644	2,786
Superior Well Services, Inc.	310,000	7,719
		204,065
Oil, Gas & Consumable Fuels - 8.3%
Addax Petroleum Corp.	116,200	3,107
BG Group PLC sponsored ADR	174,500	11,671
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP PLC sponsored ADR	273,600	$ 19,045
Cameco Corp.	66,300	2,641
Canadian Natural Resources Ltd.	111,600	6,170
Canadian Oil Sands Trust unit	858,300	27,680
CONSOL Energy, Inc.	377,900	17,655
EnCana Corp.	2,974,800	156,641
EOG Resources, Inc.	242,200	16,794
Exxon Mobil Corp.	838,300	51,430
Foundation Coal Holdings, Inc.	32,100	1,506
Goodrich Petroleum Corp. (a)	23,730	674
Hess Corp.	27,900	1,475
Highpine Oil & Gas Ltd. (a)(f)	23,300	388
Hugoton Royalty Trust	2	0
Husky Energy, Inc.	21,300	1,337
Imperial Oil Ltd.	21,000	767
Kerr-McGee Corp.	51,800	3,592
Murphy Oil Corp.	347,800	19,428
Noble Energy, Inc.	196,500	9,208
Occidental Petroleum Corp.	147,100	15,085
Peabody Energy Corp.	309,400	17,249
PetroChina Co. Ltd. sponsored ADR (d)	324,800	35,069
Petroleo Brasileiro SA Petrobras sponsored ADR	105,500	9,422
Sasol Ltd. sponsored ADR	33,600	1,298
Suncor Energy, Inc.	152,300	12,325
Talisman Energy, Inc.	501,300	8,748
Total SA sponsored ADR	89,600	5,871
Ultra Petroleum Corp. (a)	191,000	11,321
Valero Energy Corp.	1,463,234	97,334
Western Oil Sands, Inc. Class A (a)	144,500	4,005
XTO Energy, Inc.	199,000	8,810
		577,746
TOTAL ENERGY		781,811
FINANCIALS - 17.7%
Capital Markets - 0.6%
Charles Schwab Corp.	761,000	12,161
Goldman Sachs Group, Inc.	151,900	22,850
Lehman Brothers Holdings, Inc.	32,900	2,143
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Mellon Financial Corp.	208,800	$ 7,189
SEI Investments Co.	5,800	284
		44,627
Commercial Banks - 4.2%
Allied Irish Banks PLC	616,500	14,907
Anglo Irish Bank Corp. PLC	1,753,900	27,372
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	65,300	1,904
Bank of Ireland	230,400	4,139
Bank of the Ozarks, Inc.	39,100	1,302
Center Financial Corp., California	50,000	1,182
Commerce Bancorp, Inc., New Jersey	161,900	5,775
Compass Bancshares, Inc.	112,800	6,272
Home Bancshares, Inc.	8,100	184
HSBC Holdings PLC sponsored ADR	113,200	10,001
M&T Bank Corp.	340,100	40,105
Marshall & Ilsley Corp.	28,000	1,281
National Australia Bank Ltd.	131,500	3,436
PNC Financial Services Group, Inc.	32,700	2,295
Preferred Bank, Los Angeles California (e)	380,004	20,372
PrivateBancorp, Inc.	101,000	4,182
Royal Bank of Scotland Group PLC	438,000	14,404
Shinhan Financial Group Co. Ltd.	48,530	2,276
Standard Chartered PLC (United Kingdom)	163,800	3,999
SunTrust Banks, Inc.	52,900	4,034
Uniao de Bancos Brasileiros SA (Unibanco) GDR	87,700	5,822
Wells Fargo & Co.	1,684,800	113,016
Zions Bancorp	77,100	6,009
		294,269
Consumer Finance - 1.8%
American Express Co.	1,255,200	66,802
SLM Corp.	1,049,100	55,518
		122,320
Diversified Financial Services - 1.7%
Bank of America Corp.	1,024,100	49,259
Citigroup, Inc.	603,300	29,103
JPMorgan Chase & Co.	667,100	28,018
Moody's Corp.	183,600	9,999
		116,379
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 8.2%
Admiral Group PLC	780,700	$ 8,967
Allstate Corp.	865,100	47,347
American International Group, Inc.	557,500	32,920
Assurant, Inc.	199,100	9,636
Axis Capital Holdings Ltd.	32,400	927
Berkshire Hathaway, Inc. Class A (a)(d)	1,853	169,844
Cincinnati Financial Corp.	17,100	804
Everest Re Group Ltd.	159,300	13,791
Genworth Financial, Inc. Class A (non-vtg.)	541,400	18,862
Lincoln National Corp.	363,881	20,537
Loews Corp.	795,700	28,208
MetLife, Inc.	1,317,100	67,449
MetLife, Inc. unit	406,600	11,210
ProAssurance Corp. (a)	5,000	241
Progressive Corp.	345,500	8,883
Prudential Financial, Inc.	845,200	65,672
SAFECO Corp.	21,900	1,234
StanCorp Financial Group, Inc.	56,800	2,892
The Chubb Corp.	832,700	41,552
The St. Paul Travelers Companies, Inc.	21,600	963
W.R. Berkley Corp.	308,361	10,524
White Mountains Insurance Group Ltd.	8,383	4,083
Zenith National Insurance Corp.	61,500	2,440
		568,986
Real Estate Investment Trusts - 0.1%
CBL & Associates Properties, Inc.	17,800	693
Equity Office Properties Trust	20,100	734
Equity Residential (SBI)	400	18
Vornado Realty Trust	61,300	5,980
		7,425
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	450,400	11,215
Mitsui Fudosan Co. Ltd.	112,000	2,432
		13,647
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	44,600	1,358
Countrywide Financial Corp.	90,200	3,435
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Golden West Financial Corp., Delaware	733,200	$ 54,403
Hudson City Bancorp, Inc.	160,200	2,135
		61,331
TOTAL FINANCIALS		1,228,984
HEALTH CARE - 9.1%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	152,305	5,501
Amylin Pharmaceuticals, Inc. (a)	206,900	10,215
Arena Pharmaceuticals, Inc. (a)	260,300	3,014
Celgene Corp. (a)	520,000	24,664
Genentech, Inc. (a)	2,037,900	166,700
Genmab AS (a)	60,400	1,947
Gilead Sciences, Inc. (a)	679,900	40,223
GTx, Inc. (a)	25,000	228
Hutchison China Meditech Ltd.	15	0
MannKind Corp. (a)(d)	290,006	6,180
MannKind Corp. warrants 8/3/10 (a)(g)	29,881	391
Medarex, Inc. (a)	431,700	4,149
Myogen, Inc. (a)	82,800	2,401
Renovis, Inc. (a)	23,400	358
Tanox, Inc. (a)	70,300	972
Theravance, Inc. (a)	30,300	693
ViaCell, Inc. (a)(d)	87,800	399
		268,035
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	39,300	2,402
C.R. Bard, Inc.	122,000	8,938
Conceptus, Inc. (a)	24,100	329
DexCom, Inc. (a)	90,800	1,233
DJ Orthopedics, Inc. (a)	125,500	4,622
Gen-Probe, Inc. (a)	61,600	3,325
Intuitive Surgical, Inc. (a)	17,300	2,041
Inverness Medical Innovations, Inc. (a)	15,000	423
IRIS International, Inc. (a)(d)	545,400	7,177
Kyphon, Inc. (a)	164,000	6,291
NeuroMetrix, Inc. (a)	30,500	929
Nobel Biocare Holding AG (Switzerland)	22,293	5,293
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Northstar Neuroscience, Inc.	87,500	$ 908
NuVasive, Inc. (a)	81,600	1,488
ResMed, Inc. (a)	259,500	12,184
St. Jude Medical, Inc. (a)	270,600	8,773
Viasys Healthcare, Inc. (a)	55,800	1,428
		67,784
Health Care Providers & Services - 0.9%
Aetna, Inc.	989,900	39,527
American Retirement Corp. (a)	43,100	1,412
Health Net, Inc. (a)	48,600	2,195
Nighthawk Radiology Holdings, Inc.	31,000	556
UnitedHealth Group, Inc.	294,100	13,170
VCA Antech, Inc. (a)	108,500	3,464
Visicu, Inc.	9,700	171
		60,495
Health Care Technology - 0.0%
Vital Images, Inc. (a)	46,100	1,139
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	44,800	2,743
Exelixis, Inc. (a)	47,700	479
Millipore Corp. (a)	3,500	220
Pharmaceutical Product Development, Inc.	31,900	1,120
Thermo Electron Corp. (a)	260,100	9,426
		13,988
Pharmaceuticals - 3.2%
Aspreva Pharmaceuticals Corp. (a)	267,800	7,268
AstraZeneca PLC sponsored ADR	272,400	16,295
Atherogenics, Inc. (a)	32,400	423
Barr Pharmaceuticals, Inc. (a)	10,300	491
Johnson & Johnson	361,500	21,661
Merck & Co., Inc.	522,600	19,038
New River Pharmaceuticals, Inc. (a)	22,200	633
Novartis AG sponsored ADR	573,300	30,912
Roche Holding AG (participation certificate)	631,193	104,347
Sanofi-Aventis sponsored ADR	308,100	15,004
Schering-Plough Corp.	56,700	1,079
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	11,900	$ 680
Teva Pharmaceutical Industries Ltd. sponsored ADR	155,848	4,923
		222,754
TOTAL HEALTH CARE		634,195
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.9%
Armor Holdings, Inc. (a)	39,000	2,138
Heico Corp. Class A	400,000	9,488
L-3 Communications Holdings, Inc.	6,400	483
Lockheed Martin Corp.	488,600	35,052
Northrop Grumman Corp.	54,400	3,485
Precision Castparts Corp.	24,600	1,470
The Boeing Co.	142,900	11,705
United Technologies Corp.	13,900	882
		64,703
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	820,372	43,726
Expeditors International of Washington, Inc.	27,400	1,535
FedEx Corp.	59,400	6,941
United Parcel Service, Inc. Class B	214,300	17,643
		69,845
Airlines - 0.4%
Republic Airways Holdings, Inc. (a)	50,100	853
Ryanair Holdings PLC sponsored ADR (a)	309,300	16,306
Southwest Airlines Co.	577,400	9,452
		26,611
Commercial Services & Supplies - 0.8%
Aramark Corp. Class B	388,400	12,860
Brady Corp. Class A	111,500	4,108
Cendant Corp.	85,500	1,393
Huron Consulting Group, Inc. (a)	400,000	14,036
Monster Worldwide, Inc. (a)	207,400	8,848
Robert Half International, Inc.	309,300	12,991
The Brink's Co.	54,600	3,080
		57,316
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	237,500	$ 18,915
URS Corp. (a)	28,000	1,176
		20,091
Electrical Equipment - 1.3%
Cooper Industries Ltd. Class A	530,600	49,303
Energy Conversion Devices, Inc. (a)	16,100	587
Evergreen Solar, Inc. (a)	452,900	5,879
GrafTech International Ltd. (a)	500,000	2,900
Q-Cells AG	114,300	9,615
Roper Industries, Inc.	87,100	4,072
SolarWorld AG (d)	188,000	11,801
Suntech Power Holdings Co. Ltd. sponsored ADR	121,000	3,418
Ultralife Batteries, Inc. (a)(d)	39,000	395
		87,970
Industrial Conglomerates - 0.6%
3M Co.	449,100	36,274
Hutchison Whampoa Ltd.	301,000	2,748
Siemens AG sponsored ADR	33,200	2,882
		41,904
Machinery - 2.4%
Caterpillar, Inc.	376,200	28,019
Cummins, Inc.	121,500	14,853
Danaher Corp.	754,377	48,522
IDEX Corp.	543,700	25,663
Joy Global, Inc.	363,757	18,948
PACCAR, Inc.	326,366	26,886
		162,891
Marine - 0.1%
American Commercial Lines, Inc.	123,300	7,429
Road & Rail - 0.8%
Canadian National Railway Co.	494,700	21,609
CSX Corp.	10,300	726
Heartland Express, Inc.	182,533	3,266
Knight Transportation, Inc.	58,130	1,174
Landstar System, Inc.	112,900	5,332
Norfolk Southern Corp.	44,800	2,384
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Swift Transportation Co., Inc. (a)	257,100	$ 8,165
Universal Truckload Services, Inc. (a)	469,903	16,038
		58,694
Trading Companies & Distributors - 0.3%
Fastenal Co.	147,500	5,943
Mitsui & Co. Ltd.	1,102,000	15,563
		21,506
TOTAL INDUSTRIALS		618,960
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.8%
CommScope, Inc. (a)	25,500	801
Corning, Inc. (a)	540,300	13,070
ECI Telecom Ltd. (a)	228,900	1,845
F5 Networks, Inc. (a)	94,700	5,065
InterDigital Communication Corp. (a)	42,500	1,484
Ixia (a)	354,600	3,191
Nice Systems Ltd. sponsored ADR (a)	503,500	14,168
Nokia Corp. sponsored ADR	1,585,100	32,114
QUALCOMM, Inc.	1,291,800	51,762
TANDBERG Television ASA (a)	55,000	912
		124,412
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	1,218,300	69,589
Dell, Inc. (a)	192,400	4,696
Hewlett-Packard Co.	5,050,900	160,013
Network Appliance, Inc. (a)	713,860	25,199
Seagate Technology	222,900	5,046
		264,543
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	1,800	57
Amphenol Corp. Class A	237,500	13,291
Hon Hai Precision Industry Co. Ltd. (Foxconn)	459,104	2,836
Identix, Inc. (a)	19,300	135
Itron, Inc. (a)	80,100	4,747
KEMET Corp. (a)	1,000,000	9,220
LoJack Corp. (a)	300,000	5,658
Mettler-Toledo International, Inc. (a)	72,800	4,409
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Motech Industries, Inc.	395,935	$ 9,318
National Instruments Corp.	490,000	13,426
Sunpower Corp. Class A	6,200	174
Viisage Technology, Inc. (a)	7,300	111
		63,382
Internet Software & Services - 5.7%
Akamai Technologies, Inc. (a)	648,000	23,451
aQuantive, Inc. (a)	142,800	3,617
Google, Inc. Class A (sub. vtg.) (a)	674,400	282,799
j2 Global Communications, Inc. (a)	133,000	4,152
LoopNet, Inc. (a)	13,000	242
NetEase.com, Inc. sponsored ADR (a)(d)	223,000	4,980
Tom Online, Inc. sponsored ADR (a)(d)	52,500	1,013
WebSideStory, Inc. (a)(d)	446,056	5,442
Yahoo!, Inc. (a)	2,078,300	68,584
		394,280
IT Services - 2.1%
Alliance Data Systems Corp. (a)	298,900	17,581
CheckFree Corp. (a)(d)	387,200	19,190
Cognizant Technology Solutions Corp. Class A (a)	471,000	31,731
First Data Corp.	401,700	18,093
Global Payments, Inc.	54,300	2,636
Infosys Technologies Ltd. sponsored ADR	82,700	6,319
Mastercard, Inc. Class A	265,500	12,744
MoneyGram International, Inc.	29,200	991
Paychex, Inc.	86,900	3,387
SRA International, Inc. Class A (a)	201,561	5,368
TALX Corp.	412,500	9,021
The BISYS Group, Inc. (a)	46,500	637
VeriFone Holdings, Inc. (a)	583,800	17,794
		145,492
Office Electronics - 0.0%
Canon, Inc.	36,800	1,798
Zebra Technologies Corp. Class A (a)	19,600	670
		2,468
Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials, Inc.	693,200	11,285
ASML Holding NV (NY Shares) (a)	764,800	15,464
Broadcom Corp. Class A (a)	676,600	20,332
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FormFactor, Inc. (a)	416,100	$ 18,571
Freescale Semiconductor, Inc. Class A (a)	11,000	319
Hittite Microwave Corp.	93,100	3,366
Lam Research Corp. (a)	808,100	37,674
Linear Technology Corp.	78,900	2,642
Marvell Technology Group Ltd. (a)	1,900,600	84,254
MathStar, Inc.	10,000	59
MEMC Electronic Materials, Inc. (a)	326,400	12,240
Microchip Technology, Inc.	63,900	2,144
Monolithic Power Systems, Inc. (a)	86,184	1,020
National Semiconductor Corp.	633,800	15,116
O2Micro International Ltd. sponsored ADR (a)	3,000	23
Renewable Energy Corp. AS	191,300	2,736
Saifun Semiconductors Ltd.	50,000	1,433
Samsung Electronics Co. Ltd.	102,062	64,871
SiRF Technology Holdings, Inc. (a)	285,500	9,199
Zoran Corp. (a)	17,000	414
		303,162
Software - 1.2%
Adobe Systems, Inc. (a)	519,006	15,757
Amdocs Ltd. (a)	37,700	1,380
Citrix Systems, Inc. (a)	112,900	4,532
ECtel Ltd. (a)	5,649	25
Informatica Corp. (a)	18,000	237
Intuit, Inc. (a)	443,177	26,763
JDA Software Group, Inc. (a)	400,000	5,612
NAVTEQ Corp. (a)	179,530	8,021
NDS Group PLC sponsored ADR (a)	21,200	987
Salesforce.com, Inc. (a)	140,700	3,751
SAP AG sponsored ADR	246,800	12,962
		80,027
TOTAL INFORMATION TECHNOLOGY		1,377,766
MATERIALS - 7.8%
Chemicals - 1.2%
Arkema sponsored ADR (a)	9,210	356
Bayer AG	242,500	11,133
Ecolab, Inc.	698,800	28,357
Lonza Group AG	8,756	601
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	142,300	$ 11,980
Praxair, Inc.	490,200	26,471
Wacker Chemie AG	15,900	1,712
		80,610
Construction Materials - 0.0%
Rinker Group Ltd.	169,281	2,062
Metals & Mining - 6.6%
Agnico-Eagle Mines Ltd.	231,700	7,682
Alamos Gold, Inc. (a)(d)	1,010,000	8,143
Allegheny Technologies, Inc.	56,400	3,905
Anglo American PLC ADR	1,392,900	28,471
Aquarius Platinum Ltd. (Australia)	598,000	8,777
Bema Gold Corp. (a)	2,517,400	12,561
BHP Billiton Ltd. sponsored ADR	1,199,500	51,662
Companhia Vale do Rio Doce sponsored ADR	102,000	2,452
Eldorado Gold Corp. (a)	608,400	2,954
First Quantum Minerals Ltd.	786,400	35,252
Gabriel Resources Ltd. (a)	725,700	1,879
Gerdau SA sponsored ADR	226,450	3,376
Glamis Gold Ltd. (a)	2,465,757	93,479
Goldcorp, Inc.	951,475	28,681
IPSCO, Inc.	129,000	12,350
Ivanhoe Mines Ltd. (a)	488,000	3,305
Lihir Gold Ltd. (a)	990,100	2,119
Meridian Gold, Inc. (a)	159,600	5,035
New Gold, Inc. (a)	466,300	4,152
New Gold, Inc. warrants 2/23/08 (a)	65,000	111
Newmont Mining Corp.	948,900	50,225
Novagold Resources, Inc. (a)	196,900	2,524
Nucor Corp.	383,200	20,789
Oregon Steel Mills, Inc. (a)	46,000	2,330
POSCO sponsored ADR	248,600	16,631
Rio Tinto PLC (Reg.)	853,200	44,731
Steel Dynamics, Inc.	82,400	5,417
Teck Cominco Ltd. Class B (sub. vtg.)	33,400	2,004
US Gold Corp. (subscription receipt) (a)(g)	112,300	1,128
		462,125
TOTAL MATERIALS		544,797
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	509,100	$ 14,199
BT Group PLC sponsored ADR	63,600	2,817
Qwest Communications International, Inc. (a)	1,801,900	14,577
Telenor ASA	190,800	2,307
		33,900
Wireless Telecommunication Services - 2.5%
America Movil SA de CV Series L sponsored ADR	3,156,400	104,982
American Tower Corp. Class A (a)	59,527	1,852
China Mobile (Hong Kong) Ltd. sponsored ADR	300,600	8,600
Hutchison Telecommunications International Ltd. sponsored ADR (a)(d)	147,300	3,522
Leap Wireless International, Inc. (a)	86,100	4,085
NII Holdings, Inc. (a)	951,647	53,654
		176,695
TOTAL TELECOMMUNICATION SERVICES		210,595
UTILITIES - 0.6%
Electric Utilities - 0.1%
Exelon Corp.	82,800	4,706
FirstEnergy Corp.	89,100	4,830
		9,536
Gas Utilities - 0.1%
Southern Union Co.	226,875	6,139
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	719,600	13,277
International Power PLC	264,200	1,390
TXU Corp.	71,000	4,245
		18,912
Multi-Utilities - 0.1%
National Grid PLC	554,900	6,004
Veolia Environnement	26,900	1,391
		7,395
TOTAL UTILITIES		41,982
TOTAL COMMON STOCKS (Cost $5,702,251)		6,385,219
Convertible Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series B, 5.25%	310,900	$ 5,693
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,152)		5,693
Money Market Funds - 9.8%

Fidelity Cash Central Fund, 5.11% (b)	598,552,930	598,553
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	81,361,352	81,361
TOTAL MONEY MARKET FUNDS (Cost $679,914)		679,914
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $6,387,317)		7,070,826
NET OTHER ASSETS - (1.9)%		(132,079)
NET ASSETS - 100%		$ 6,938,747
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $388,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,786,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
US Gold Corp. (subscription receipt)	2/8/06	$ 505
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17,778
Fidelity Securities Lending Cash Central Fund	482
Total	$ 18,260
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bakers Footwear Group, Inc.	$ 7,130	$ 3,181	$ -	$ -	$ 8,633
Preferred Bank, Los Angeles California	-	19,483	-	39	20,372
TOTALS	$ 7,130	$ 22,664	$ -	$ 39	$ 29,005
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.7%
Canada	7.0%
United Kingdom	3.5%
Bermuda	2.3%
Switzerland	2.3%
Netherlands Antilles	1.8%
Japan	1.6%
Mexico	1.5%
Korea (South)	1.1%
Others (individually less than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,918) - See accompanying schedule: Unaffiliated issuers (cost $5,678,277)	$ 6,361,907
Affiliated Central Funds (cost $679,914)	679,914
Other affiliated issuers (cost $29,126)	29,005
Total Investments (cost $6,387,317)		$ 7,070,826
Cash		1
Foreign currency held at value (cost $15,243)		15,243
Receivable for investments sold		27,481
Receivable for fund shares sold		6,182
Dividends receivable		4,374
Interest receivable		3,346
Prepaid expenses		4
Other receivables		264
Total assets		7,127,721

Liabilities
Payable for investments purchased	$ 93,837
Payable for fund shares redeemed	5,812
Accrued management fee	3,184
Distribution fees payable	2,743
Other affiliated payables	1,428
Other payables and accrued expenses	609
Collateral on securities loaned, at value	81,361
Total liabilities		188,974

Net Assets		$ 6,938,747
Net Assets consist of:
Paid in capital		$ 6,264,721
Undistributed net investment income		1,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,049)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		683,401
Net Assets		$ 6,938,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,683,204 ÷ 97,640 shares)	$ 17.24

Maximum offering price per share (100/94.25 of $17.24)	$ 18.29
Class T: Net Asset Value and redemption price per share ($2,013,614 ÷ 117,454 shares)	$ 17.14

Maximum offering price per share (100/96.50 of $17.14)	$ 17.76
Class B: Net Asset Value and offering price per share ($448,712 ÷ 26,611 shares)A	$ 16.86

Class C: Net Asset Value and offering price per share ($1,513,890 ÷ 89,640 shares)A	$ 16.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,279,327 ÷ 73,528 shares)	$ 17.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends (including $39 received from other affiliated issuers)		$ 24,406
Interest		92
Income from affiliated Central Funds		18,260
Total income		42,758

Expenses
Management fee	$ 17,029
Transfer agent fees	7,140
Distribution fees	15,241
Accounting and security lending fees	603
Independent trustees' compensation	11
Custodian fees and expenses	383
Registration fees	904
Audit	41
Legal	29
Interest	4
Miscellaneous	130
Total expenses before reductions	41,515
Expense reductions	(465)	41,050
Net investment income (loss)		1,708
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $19)	(4,213)
Foreign currency transactions	309
Total net realized gain (loss)		(3,904)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11)	132,697
Assets and liabilities in foreign currencies	(108)
Total change in net unrealized appreciation (depreciation)		132,589
Net gain (loss)		128,685
Net increase (decrease) in net assets resulting from operations		$ 130,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,708	$ (3,298)
Net realized gain (loss)	(3,904)	15,438
Change in net unrealized appreciation (depreciation)	132,589	426,567
Net increase (decrease) in net assets resulting from operations	130,393	438,707
Distributions to shareholders from net realized gain	(14,806)	-
Share transactions - net increase (decrease)	2,568,102	2,787,029
Total increase (decrease) in net assets	2,683,689	3,225,736

Net Assets
Beginning of period	4,255,058	1,029,322
End of period (including undistributed net investment income of $1,674 and accumulated net investment loss of $34, respectively)	$ 6,938,747	$ 4,255,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six month ended June 30,2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.03)	(.04)
Net realized and unrealized gain (loss)	.62	2.64	2.24	1.87
Total from investment operations	.64	2.66	2.21	1.83
Distributions from net investment income	-	-	(.01)	(.03)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05)	-	(.01)	(.04)
Net asset value, end of period	$ 17.24	$ 16.65	$ 13.99	$ 11.79
Total Return B, C, D	3.84%	19.01%	18.76%	18.23%
Ratios to Average Net Assets G
Expenses before reductions	1.14% A	1.17%	1.22%	1.39% A
Expenses net of fee waivers, if any	1.14% A	1.17%	1.22%	1.39% A
Expenses net of all reductions	1.13% A	1.13%	1.17%	1.28% A
Net investment income (loss)	.29% A	.13%	(.26)%	(.81)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,683	$ 1,019	$ 230	$ 37
Portfolio turnover rate	82% A	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	.61	2.62	2.25	1.86
Total from investment operations	.62	2.61	2.19	1.81
Distributions from net investment income	-	-	(.01)	(.02)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05)	-	(.01)	(.03)
Net asset value, end of period	$ 17.14	$ 16.57	$ 13.96	$ 11.78
Total Return B, C, D	3.74%	18.70%	18.60%	18.08%
Ratios to Average Net Assets G
Expenses before reductions	1.34% A	1.38%	1.43%	1.62% A
Expenses net of fee waivers, if any	1.34% A	1.38%	1.43%	1.62% A
Expenses net of all reductions	1.32% A	1.34%	1.39%	1.51% A
Net investment income (loss)	.09% A	(.08)%	(.48)%	(1.04)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,014	$ 1,393	$ 325	$ 62
Portfolio turnover rate	82% A	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	.60	2.60	2.23	1.85
Total from investment operations	.56	2.50	2.10	1.78
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05)	-	(.01)	(.02)
Net asset value, end of period	$ 16.86	$ 16.35	$ 13.85	$ 11.76
Total Return B, C, D	3.42%	18.05%	17.87%	17.75%
Ratios to Average Net Assets G
Expenses before reductions	1.95% A	1.98%	2.02%	2.19% A
Expenses net of fee waivers, if any	1.95% A	1.98%	2.02%	2.19% A
Expenses net of all reductions	1.93% A	1.94%	1.97%	2.08% A
Net investment income (loss)	(.52)% A	(.68)%	(1.06)%	(1.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 449	$ 339	$ 109	$ 27
Portfolio turnover rate	82% A	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.37	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	.61	2.60	2.23	1.85
Total from investment operations	.57	2.51	2.11	1.78
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05)	-	(.01)	(.02)
Net asset value, end of period	$ 16.89	$ 16.37	$ 13.86	$ 11.76
Total Return B, C, D	3.48%	18.11%	17.95%	17.77%
Ratios to Average Net Assets G
Expenses before reductions	1.86% A	1.89%	1.94%	2.14% A
Expenses net of fee waivers, if any	1.86% A	1.89%	1.94%	2.14% A
Expenses net of all reductions	1.85% A	1.85%	1.89%	2.03% A
Net investment income (loss)	(.43)% A	(.59)%	(.98)%	(1.55)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,514	$ 1,006	$ 246	$ 49
Portfolio turnover rate	82% A	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.07	.01	(.02)
Net realized and unrealized gain (loss)	.62	2.66	2.26	1.86
Total from investment operations	.67	2.73	2.27	1.84
Distributions from net investment income	-	-	(.01)	(.04)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05)	-	(.01)	(.05)
Net asset value, end of period	$ 17.40	$ 16.78	$ 14.05	$ 11.79
Total Return B, C	3.99%	19.43%	19.27%	18.31%
Ratios to Average Net Assets F
Expenses before reductions	.85% A	.84%	.86%	1.07% A
Expenses net of fee waivers, if any	.85% A	.84%	.86%	1.07% A
Expenses net of all reductions	.84% A	.79%	.82%	.96% A
Net investment income (loss)	.58% A	.47%	.10%	(.49)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,279	$ 498	$ 120	$ 23
Portfolio turnover rate	82% A	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 31, 2003 (commencement of operations) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on April 28, 2006, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 821,135
Unrealized depreciation	(147,182)
Net unrealized appreciation (depreciation)	$ 673,953
Cost for federal income tax purposes	$ 6,396,873

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,589,558 and $2,152,598, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,821	$ 82
Class T	.25%	.25%	4,542	340
Class B	.75%	.25%	2,091	1,571
Class C	.75%	.25%	6,787	4,175
			$ 15,241	$ 6,168

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,885
Class T	440
Class B*	282
Class C*	153
$ 2,760

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,900	.26*
Class T	1,898	.21*
Class B	665	.32*
Class C	1,595	.23*
Institutional Class	1,082	.22*
	$ 7,140

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $482.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $27,763. The weighted average interest rate was 5.31%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $452 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

the period, these credits reduced the Fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	5
Institutional Class	3
$ 11

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005
From net realized gain
Class A	$ 3,604	$ -
Class T	4,694	-
Class B	1,130	-
Class C	3,506	-
Institutional Class	1,872	-
Total	$ 14,806	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005	Six months ended June 30, 2006	Year ended December 31, 2005
Class A
Shares sold	43,726	48,615	$ 758,679	$ 747,881
Reinvestment of distributions	186	-	3,201	-
Shares redeemed	(7,489)	(3,868)	(128,194)	(58,730)
Net increase (decrease)	36,423	44,747	$ 633,686	$ 689,151
Class T
Shares sold	41,187	65,661	$ 711,835	$ 990,175
Reinvestment of distributions	260	-	4,446	-
Shares redeemed	(8,035)	(4,899)	(137,559)	(73,812)
Net increase (decrease)	33,412	60,762	$ 578,722	$ 916,363
Class B
Shares sold	8,061	14,492	$ 137,365	$ 215,896
Reinvestment of distributions	56	-	941	-
Shares redeemed	(2,254)	(1,584)	(38,052)	(23,549)
Net increase (decrease)	5,863	12,908	$ 100,254	$ 192,347
Class C
Shares sold	32,227	46,847	$ 549,551	$ 703,988
Reinvestment of distributions	154	-	2,604	-
Shares redeemed	(4,215)	(3,110)	(70,486)	(46,058)
Net increase (decrease)	28,166	43,737	$ 481,669	$ 657,930
Institutional Class
Shares sold	50,637	22,374	$ 891,242	$ 349,673
Reinvestment of distributions	69	-	1,201	-
Shares redeemed	(6,852)	(1,206)	(118,672)	(18,435)
Net increase (decrease)	43,854	21,168	$ 773,771	$ 331,238

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ANIFI-USAN-0806
1.803544.102

Fidelity®

Contrafund®

Semiannual Report

June 30, 2006(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Actual	$ 1,000.00	$ 1,039.50	$ 4.55
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.33	$ 4.51

* Expenses are equal to the Fund's annualized expense ratio of .90%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	3.8	3.5
Genentech, Inc.	2.4	2.9
Berkshire Hathaway, Inc. Class A	2.3	2.1
EnCana Corp.	2.2	2.6
Schlumberger Ltd. (NY Shares)	1.7	1.0
Wells Fargo & Co.	1.6	0.8
Procter & Gamble Co.	1.6	1.5
Hewlett-Packard Co.	1.6	0.7
America Movil SA de CV Series L sponsored ADR	1.5	1.3
Roche Holding AG (participation certificate)	1.4	1.3
	20.1
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	16.6
Information Technology	17.2	17.6
Energy	11.4	11.7
Health Care	10.0	14.1
Industrials	8.9	7.8
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 90.4%		Stocks 90.1%
	Bonds 0.0%		Bonds 0.2%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 9.5%		Short-Term Investments and Net Other Assets 9.7%
* Foreign investments	26.5%	** Foreign investments	25.4%

Semiannual Report

Investments June 30, 2006

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.0%
LKQ Corp. (a)	76,201	$ 1,448
Automobiles - 0.8%
General Motors Corp. (d)	1,938,800	57,757
Harley-Davidson, Inc.	421,000	23,109
Honda Motor Co. Ltd.	1,339,000	42,607
Hyundai Motor Co.	75,190	6,388
Renault SA	211,400	22,716
Toyota Motor Corp.	7,051,200	368,743
		521,320
Distributors - 0.0%
Li & Fung Ltd.	15,809,200	31,959
Diversified Consumer Services - 0.0%
Laureate Education, Inc. (a)	124,806	5,320
Hotels, Restaurants & Leisure - 1.9%
Aristocrat Leisure Ltd.	8,922,391	85,403
Chipotle Mexican Grill, Inc. Class A (e)	1,095,000	66,740
International Game Technology	991,900	37,633
Kerzner International Ltd. (a)	416,300	33,004
Las Vegas Sands Corp. (a)	3,054,000	237,784
Panera Bread Co. Class A (a)(e)	2,909,851	195,658
Penn National Gaming, Inc. (a)	1,093,969	42,424
Starbucks Corp. (a)	5,752,400	217,211
Station Casinos, Inc.	2,315,300	157,626
Tim Hortons, Inc. (d)	1,303,440	33,564
William Hill PLC	6,585,807	76,313
Wynn Resorts Ltd. (a)	925,062	67,807
		1,251,167
Household Durables - 0.6%
Garmin Ltd.	1,342,621	141,566
KB Home	389,300	17,849
Matsushita Electric Industrial Co. Ltd.	4,333,800	91,573
Sharp Corp.	2,737,000	43,247
Sony Corp.	1,591,100	70,072
Whirlpool Corp.	175,400	14,497
		378,804
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	762,723	20,410
Expedia, Inc. (a)	1,296,700	19,412
Liberty Media Holding Corp. - Interactive Series A (a)	1,953,617	33,719
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Submarino SA	780,500	$ 15,676
VistaPrint Ltd.	1,071,600	28,655
		117,872
Leisure Equipment & Products - 0.0%
Aruze Corp.	197,800	4,304
Media - 1.6%
Focus Media Holding Ltd. ADR	633,530	41,281
Live Nation, Inc. (a)	614,000	12,501
McGraw-Hill Companies, Inc.	1,181,040	59,324
News Corp. Class B	5,534,000	111,676
Sirius Satellite Radio, Inc. (a)(d)	6,696,591	31,809
The Walt Disney Co.	24,101,806	723,054
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	41,234
Thomson Corp.	428,700	16,517
		1,037,396
Multiline Retail - 0.6%
JCPenney Co., Inc.	1,654,700	111,709
Marks & Spencer Group PLC	22,103,447	239,974
Nordstrom, Inc.	826,000	30,149
Target Corp.	524,560	25,635
		407,467
Specialty Retail - 1.9%
Best Buy Co., Inc.	4,594,450	251,960
Circuit City Stores, Inc.	6,333,298	172,392
Inditex SA	795,900	33,577
J. Crew Group, Inc.	2,146,700	58,927
Limited Brands, Inc.	1,809,100	46,295
O'Reilly Automotive, Inc. (a)	158,200	4,934
Office Depot, Inc. (a)	7,500,540	285,021
Payless ShoeSource, Inc. (a)	712,100	19,348
Staples, Inc.	6,196,700	150,704
The Children's Place Retail Stores, Inc. (a)	155,874	9,360
TJX Companies, Inc.	6,654,500	152,122
Tractor Supply Co. (a)	235,146	12,997
Wet Seal, Inc. Class A (a)	1,849,472	9,025
		1,206,662
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	3,320,994	26,412
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Coach, Inc. (a)	1,320,922	$ 39,496
Luxottica Group Spa sponsored ADR	212,400	5,762
Polo Ralph Lauren Corp. Class A	210,400	11,551
Puma AG	88,200	34,291
Under Armour, Inc. Class A (sub. vtg.)	611,600	26,066
VF Corp.	699,600	47,517
Wolverine World Wide, Inc.	204,400	4,769
		195,864
TOTAL CONSUMER DISCRETIONARY		5,159,583
CONSUMER STAPLES - 6.3%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	229,700	10,472
Diageo PLC sponsored ADR	3,963,300	267,721
InBev SA	234,183	11,488
PepsiCo, Inc.	12,313,055	739,276
The Coca-Cola Co.	9,496,297	408,531
		1,437,488
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	432,900	24,732
Safeway, Inc.	311,800	8,107
Tesco PLC	11,600,813	71,664
Wal-Mart de Mexico SA de CV Series V	13,413,944	36,868
Wal-Mart Stores, Inc.	2,715,100	130,786
		272,157
Food Products - 1.1%
Campbell Soup Co.	369,300	13,705
General Mills, Inc.	293,800	15,178
Groupe Danone	1,255,360	159,542
Hershey Co.	3,100,800	170,761
Kellogg Co.	685,600	33,204
Nestle SA (Reg.)	473,124	148,613
Sara Lee Corp.	2,055,500	32,929
TreeHouse Foods, Inc. (a)	1,481,000	35,381
Wm. Wrigley Jr. Co.	2,037,350	92,414
		701,727
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 2.1%
Colgate-Palmolive Co.	5,087,900	$ 304,765
Procter & Gamble Co.	18,668,670	1,037,978
		1,342,743
Personal Products - 0.5%
Avon Products, Inc.	7,545,654	233,915
Estee Lauder Companies, Inc. Class A	973,100	37,630
Herbalife Ltd. (a)	2,032,900	81,113
		352,658
TOTAL CONSUMER STAPLES		4,106,773
ENERGY - 11.4%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	3,395,400	277,913
BJ Services Co.	397,100	14,796
Halliburton Co.	2,059,100	152,806
Hanover Compressor Co. (a)	193,015	3,625
Schlumberger Ltd. (NY Shares)	16,651,300	1,084,166
Smith International, Inc.	4,122,880	183,344
		1,716,650
Oil, Gas & Consumable Fuels - 8.8%
Addax Petroleum Corp.	1,330,500	35,578
BG Group PLC sponsored ADR	1,175,000	78,584
BP PLC sponsored ADR	2,559,266	178,151
Cameco Corp.	857,000	34,140
Canadian Natural Resources Ltd.	977,400	54,040
Canadian Oil Sands Trust unit	8,098,800	261,181
China Petroleum & Chemical Corp. sponsored ADR (d)	641,100	36,697
CONSOL Energy, Inc.	2,723,100	127,223
EnCana Corp.	27,409,048	1,443,253
EOG Resources, Inc.	2,976,800	206,411
Exxon Mobil Corp.	7,718,200	473,512
Foundation Coal Holdings, Inc.	435,500	20,438
Goodrich Petroleum Corp. (a)	60,800	1,726
Hess Corp.	233,500	12,340
Highpine Oil & Gas Ltd. (a)(f)	355,200	5,918
Hugoton Royalty Trust	24	1
Husky Energy, Inc.	247,000	15,502
Imperial Oil Ltd.	1,011,000	36,933
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kerr-McGee Corp.	546,000	$ 37,865
Murphy Oil Corp.	8,340,000	465,872
Noble Energy, Inc.	1,730,234	81,079
Occidental Petroleum Corp.	1,368,500	140,340
Peabody Energy Corp.	2,245,400	125,181
PetroChina Co. Ltd. sponsored ADR (d)	2,996,800	323,564
Petroleo Brasileiro SA Petrobras sponsored ADR	789,400	70,501
Sasol Ltd. sponsored ADR	1,290,200	49,853
Suncor Energy, Inc.	1,507,200	121,975
Talisman Energy, Inc.	7,162,400	124,988
Total SA sponsored ADR	1,033,962	67,745
Ultra Petroleum Corp. (a)	322,300	19,103
Valero Energy Corp.	13,692,675	910,837
Western Oil Sands, Inc. Class A (a)	2,131,000	59,064
XTO Energy, Inc.	1,845,833	81,715
		5,701,310
TOTAL ENERGY		7,417,960
FINANCIALS - 18.1%
Capital Markets - 0.9%
Charles Schwab Corp.	6,910,036	110,422
Goldman Sachs Group, Inc.	1,655,500	249,037
Lehman Brothers Holdings, Inc.	2,337,670	152,299
Mellon Financial Corp.	2,074,100	71,411
SEI Investments Co.	53,900	2,635
		585,804
Commercial Banks - 3.9%
Allied Irish Banks PLC	7,038,510	170,191
Anglo Irish Bank Corp. PLC	11,046,618	172,396
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	961,800	28,046
Bank of Ireland	2,343,313	42,092
Commerce Bancorp, Inc., New Jersey (d)	1,275,800	45,508
Compass Bancshares, Inc.	1,085,473	60,352
Home Bancshares, Inc.	75,300	1,709
HSBC Holdings PLC sponsored ADR	995,107	87,918
M&T Bank Corp.	3,260,700	384,502
Marshall & Ilsley Corp.	343,200	15,698
National Australia Bank Ltd.	1,368,800	35,766
PNC Financial Services Group, Inc.	338,300	23,739
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Scotland Group PLC	5,270,200	$ 173,311
Shinhan Financial Group Co. Ltd.	603,290	28,298
Standard Chartered PLC (United Kingdom)	1,376,100	33,596
SunTrust Banks, Inc.	545,400	41,592
Uniao de Bancos Brasileiros SA (Unibanco) GDR	889,400	59,047
Wells Fargo & Co.	15,550,400	1,043,121
Zions Bancorp	686,946	53,541
		2,500,423
Consumer Finance - 1.7%
American Express Co.	11,697,150	622,522
SLM Corp.	9,718,700	514,314
		1,136,836
Diversified Financial Services - 1.7%
Bank of America Corp.	8,057,500	387,566
Citigroup, Inc.	5,930,800	286,102
JPMorgan Chase & Co.	6,334,100	266,032
Moody's Corp.	3,049,200	166,059
		1,105,759
Insurance - 8.4%
ACE Ltd.	459,100	23,226
Admiral Group PLC	7,685,722	88,276
AFLAC, Inc.	871,700	40,403
Allstate Corp.	7,464,500	408,532
American International Group, Inc.	6,837,026	403,726
Assurant, Inc.	3,444,550	166,716
Axis Capital Holdings Ltd.	2,574,400	73,654
Berkshire Hathaway, Inc. Class A (a)	16,084	1,474,243
Cincinnati Financial Corp.	303,123	14,250
Everest Re Group Ltd.	3,027,120	262,058
Genworth Financial, Inc. Class A (non-vtg.)	4,865,400	169,511
Lincoln National Corp.	3,138,908	177,160
Loews Corp.	4,864,400	172,443
Markel Corp. (a)	42,750	14,834
MetLife, Inc.	8,937,000	457,664
MetLife, Inc. unit	3,634,300	100,198
Progressive Corp.	5,673,300	145,861
Prudential Financial, Inc.	5,701,400	442,999
SAFECO Corp.	237,000	13,355
StanCorp Financial Group, Inc.	1,118,000	56,917
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	7,812,700	$ 389,854
The St. Paul Travelers Companies, Inc.	1,558,900	69,496
W.R. Berkley Corp.	5,397,600	184,220
White Mountains Insurance Group Ltd.	162,850	79,308
Zenith National Insurance Corp.	901,900	35,778
		5,464,682
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	1,359,094	52,910
Equity Office Properties Trust	779,100	28,445
Equity Residential (SBI)	665,700	29,777
Vornado Realty Trust	960,800	93,726
		204,858
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	4,117,670	102,530
Mitsui Fudosan Co. Ltd.	1,768,000	38,396
		140,926
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	505,600	15,396
Countrywide Financial Corp.	967,400	36,839
Golden West Financial Corp., Delaware	7,481,180	555,104
Hudson City Bancorp, Inc.	1,781,000	23,741
		631,080
TOTAL FINANCIALS		11,770,368
HEALTH CARE - 10.0%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	228,400	8,250
Amylin Pharmaceuticals, Inc. (a)	2,191,764	108,207
Arena Pharmaceuticals, Inc. (a)(e)	2,989,583	34,619
Celgene Corp. (a)	4,734,750	224,569
Genentech, Inc. (a)	19,033,100	1,556,908
Genmab AS (a)	584,300	18,839
Gilead Sciences, Inc. (a)	5,526,001	326,918
Hutchison China Meditech Ltd.	441	2
MannKind Corp. (a)	3,043,028	64,847
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	3,980
Medarex, Inc. (a)	5,647,464	54,272
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Myogen, Inc. (a)	817,276	$ 23,701
Renovis, Inc. (a)	264,900	4,056
Tanox, Inc. (a)	1,050,790	14,532
Theravance, Inc. (a)	274,800	6,287
ViaCell, Inc. (a)	689,400	3,137
		2,453,124
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	476,000	46,910
Becton, Dickinson & Co.	462,600	28,279
C.R. Bard, Inc.	1,473,640	107,959
Conceptus, Inc. (a)	726,521	9,910
DENTSPLY International, Inc.	2,659,337	161,156
DexCom, Inc. (a)	894,320	12,145
Gen-Probe, Inc. (a)	1,838,600	99,248
Intuitive Surgical, Inc. (a)	454,119	53,572
Kyphon, Inc. (a)(e)	2,458,500	94,308
NeuroMetrix, Inc. (a)	312,000	9,504
Nobel Biocare Holding AG (Switzerland)	191,915	45,565
Northstar Neuroscience, Inc.	785,671	8,155
NuVasive, Inc. (a)	768,263	14,005
ResMed, Inc. (a)	2,208,100	103,670
St. Jude Medical, Inc. (a)	3,786,800	122,768
Viasys Healthcare, Inc. (a)	819,300	20,974
		938,128
Health Care Providers & Services - 1.3%
Aetna, Inc.	9,570,727	382,159
American Retirement Corp. (a)	311,800	10,218
Health Net, Inc. (a)	690,970	31,211
Nighthawk Radiology Holdings, Inc.	112,200	2,013
Patterson Companies, Inc. (a)	6,610,876	230,918
UnitedHealth Group, Inc.	4,004,940	179,341
VCA Antech, Inc. (a)	1,011,670	32,303
Visicu, Inc.	100,700	1,777
		869,940
Health Care Technology - 0.0%
Cerner Corp. (a)	42,400	1,573
Vital Images, Inc. (a)	545,501	13,474
		15,047
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	594,900	$ 36,420
Exelixis, Inc. (a)	1,112,900	11,185
Pharmaceutical Product Development, Inc.	422,400	14,835
Thermo Electron Corp. (a)	2,002,000	72,552
		134,992
Pharmaceuticals - 3.2%
Aspreva Pharmaceuticals Corp. (a)(e)	2,233,900	60,628
AstraZeneca PLC sponsored ADR	2,875,200	171,994
Barr Pharmaceuticals, Inc. (a)	96,000	4,578
Johnson & Johnson	3,468,100	207,809
Merck & Co., Inc.	5,792,850	211,034
New River Pharmaceuticals, Inc. (a)	364,400	10,385
Novartis AG sponsored ADR	5,436,800	293,152
Roche Holding AG (participation certificate)	5,526,718	913,660
Sanofi-Aventis sponsored ADR	3,048,111	148,443
Schering-Plough Corp.	529,000	10,067
Sepracor, Inc. (a)	124,100	7,091
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,296,837	40,967
		2,079,808
TOTAL HEALTH CARE		6,491,039
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.8%
Armor Holdings, Inc. (a)	230,200	12,622
L-3 Communications Holdings, Inc.	11,800	890
Lockheed Martin Corp.	4,677,895	335,592
Northrop Grumman Corp.	726,700	46,552
Precision Castparts Corp.	257,800	15,406
Raytheon Co. warrants 6/16/11 (a)	132,461	1,676
The Boeing Co.	1,257,774	103,024
United Technologies Corp.	547,000	34,691
		550,453
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc. (e)	9,353,349	498,534
Expeditors International of Washington, Inc.	185,920	10,413
FedEx Corp.	638,800	74,650
United Parcel Service, Inc. Class B	2,326,400	191,533
		775,130
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - 0.6%
Republic Airways Holdings, Inc. (a)	973,597	$ 16,571
Ryanair Holdings PLC sponsored ADR (a)	4,810,471	253,608
Southwest Airlines Co.	5,312,300	86,962
		357,141
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	2,966,800	98,231
Brady Corp. Class A	1,054,800	38,859
Cendant Corp.	817,700	13,320
Monster Worldwide, Inc. (a)	408,441	17,424
Robert Half International, Inc.	3,214,749	135,019
The Brink's Co.	691,200	38,991
		341,844
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	2,288,066	182,222
URS Corp. (a)	397,700	16,703
		198,925
Electrical Equipment - 1.0%
Cooper Industries Ltd. Class A	4,194,447	389,748
Evergreen Solar, Inc. (a)	376,740	4,890
Q-Cells AG	1,092,800	91,927
Roper Industries, Inc.	709,100	33,150
SolarWorld AG (d)	982,000	61,640
Suntech Power Holdings Co. Ltd. sponsored ADR	1,772,000	50,059
Ultralife Batteries, Inc. (a)(d)	704,358	7,135
		638,549
Industrial Conglomerates - 0.8%
3M Co.	5,339,092	431,238
General Electric Co.	3,700	122
Hutchison Whampoa Ltd.	8,601,000	78,521
Siemens AG sponsored ADR	327,600	28,442
		538,323
Machinery - 2.6%
Bucyrus International, Inc. Class A	424,607	21,443
Caterpillar, Inc.	3,413,603	254,245
Cummins, Inc.	1,101,300	134,634
Danaher Corp.	8,978,009	577,466
IDEX Corp. (e)	2,673,039	126,167
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	4,018,925	$ 209,346
PACCAR, Inc.	4,082,857	336,346
		1,659,647
Marine - 0.1%
American Commercial Lines, Inc.	956,180	57,610
Road & Rail - 0.8%
Canadian National Railway Co.	4,601,800	201,007
CSX Corp.	105,800	7,453
Heartland Express, Inc.	2,216,884	39,660
Knight Transportation, Inc.	1,817,326	36,710
Landstar System, Inc.	2,642,352	124,798
Norfolk Southern Corp.	652,900	34,747
Swift Transportation Co., Inc. (a)	2,007,966	63,773
		508,148
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,589,505	64,041
Mitsui & Co. Ltd.	6,194,000	87,477
		151,518
TOTAL INDUSTRIALS		5,777,288
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.5%
CommScope, Inc. (a)	285,200	8,961
Corning, Inc. (a)	4,443,000	107,476
ECI Telecom Ltd. (a)	2,594,100	20,908
F5 Networks, Inc. (a)	724,060	38,723
Harris Corp.	91,000	3,777
InterDigital Communication Corp. (a)	454,000	15,849
Motorola, Inc.	1,596,962	32,179
Nice Systems Ltd. sponsored ADR (a)	294,000	8,273
Nokia Corp. sponsored ADR	12,459,700	252,434
QUALCOMM, Inc.	12,066,200	483,493
TANDBERG Television ASA (a)	608,052	10,087
		982,160
Computers & Peripherals - 3.1%
Apple Computer, Inc. (a)	12,419,436	709,398
Dell, Inc. (a)	1,605,300	39,185
Hewlett-Packard Co.	31,916,300	1,011,108
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Network Appliance, Inc. (a)	5,685,039	$ 200,682
Seagate Technology	1,372,000	31,062
		1,991,435
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	299,000	9,436
Amphenol Corp. Class A	2,214,030	123,897
FLIR Systems, Inc. (a)	974,133	21,489
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,160,238	99,821
Identix, Inc. (a)	179,500	1,255
Itron, Inc. (a)	630,500	37,363
Mettler-Toledo International, Inc. (a)	1,031,900	62,502
Motech Industries, Inc.	3,562,972	83,851
National Instruments Corp.	2,063,477	56,539
Viisage Technology, Inc. (a)	68,300	1,035
		497,188
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	5,891,279	213,205
Google, Inc. Class A (sub. vtg.) (a)	5,820,280	2,440,618
LoopNet, Inc. (a)	121,300	2,257
NetEase.com, Inc. sponsored ADR (a)(d)	1,524,500	34,042
Tom Online, Inc. sponsored ADR (a)(d)	557,200	10,754
WebSideStory, Inc. (a)(e)	1,209,103	14,751
Yahoo!, Inc. (a)	18,301,570	603,952
		3,319,579
IT Services - 1.7%
Alliance Data Systems Corp. (a)	2,267,700	133,386
CheckFree Corp. (a)	1,630,598	80,812
Cognizant Technology Solutions Corp. Class A (a)	3,874,941	261,055
First Data Corp.	3,647,900	164,301
Global Payments, Inc.	151,100	7,336
Infosys Technologies Ltd. sponsored ADR	747,300	57,101
Mastercard, Inc. Class A	2,583,500	124,008
MoneyGram International, Inc.	513,100	17,420
Paychex, Inc.	1,734,700	67,619
SRA International, Inc. Class A (a)(e)	3,726,200	99,229
The BISYS Group, Inc. (a)	942,400	12,911
VeriFone Holdings, Inc. (a)	2,970,800	90,550
		1,115,728
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Canon, Inc. (d)	445,250	$ 21,749
Zebra Technologies Corp. Class A (a)	233,800	7,987
		29,736
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	1,496,000	24,355
ASML Holding NV (NY Shares) (a)	3,044,200	61,554
Broadcom Corp. Class A (a)	6,479,174	194,699
FormFactor, Inc. (a)	1,349,800	60,242
Freescale Semiconductor, Inc. Class A (a)	168,800	4,895
Hittite Microwave Corp.	704,791	25,485
Lam Research Corp. (a)	4,273,386	199,225
Linear Technology Corp.	826,900	27,693
Marvell Technology Group Ltd. (a)(e)	17,947,000	795,591
MathStar, Inc.	304,900	1,805
MEMC Electronic Materials, Inc. (a)	2,564,100	96,154
Microchip Technology, Inc.	727,200	24,398
Monolithic Power Systems, Inc. (a)	863,122	10,211
National Semiconductor Corp.	4,726,700	112,732
Renewable Energy Corp. AS	1,355,775	19,387
Saifun Semiconductors Ltd.	685,000	19,625
Samsung Electronics Co. Ltd.	1,073,849	682,546
SiRF Technology Holdings, Inc. (a)	1,436,618	46,288
Zoran Corp. (a)	159,200	3,875
		2,410,760
Software - 1.2%
Adobe Systems, Inc. (a)	6,226,120	189,025
Amdocs Ltd. (a)	331,200	12,122
Citrix Systems, Inc. (a)	1,262,411	50,673
ECtel Ltd. (a)	64,022	282
Informatica Corp. (a)	627,600	8,259
Intuit, Inc. (a)	4,003,190	241,753
NAVTEQ Corp. (a)	2,160,600	96,536
NDS Group PLC sponsored ADR (a)	274,400	12,773
Salesforce.com, Inc. (a)	1,684,200	44,901
SAP AG sponsored ADR	2,484,800	130,502
		786,826
TOTAL INFORMATION TECHNOLOGY		11,133,412
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 6.8%
Chemicals - 1.3%
Arkema sponsored ADR (a)	84,361	$ 3,261
Bayer AG	2,824,100	129,654
Celanese Corp. Class A	941,600	19,227
Ecolab, Inc.	6,361,929	258,167
Lonza Group AG	92,850	6,368
Monsanto Co.	1,258,700	105,970
Praxair, Inc.	5,589,572	301,837
Wacker Chemie AG	177,800	19,139
		843,623
Construction Materials - 0.0%
Rinker Group Ltd.	1,965,958	23,946
Metals & Mining - 5.5%
Agnico-Eagle Mines Ltd.	1,419,600	47,066
Allegheny Technologies, Inc.	435,937	30,184
Anglo American PLC ADR	13,100,804	267,780
Bema Gold Corp. (a)(e)	24,609,400	122,793
BHP Billiton Ltd. sponsored ADR	10,854,030	467,483
Companhia Vale do Rio Doce sponsored ADR	797,318	19,168
Compass Minerals International, Inc.	705,900	17,612
Eldorado Gold Corp. (a)	9,022,400	43,807
First Quantum Minerals Ltd.	822,900	36,888
Gabriel Resources Ltd. (a)	8,498,100	22,001
Gerdau SA sponsored ADR	3,889,925	57,999
Glamis Gold Ltd. (a)(e)	11,243,516	426,252
Goldcorp, Inc.	10,839,078	326,736
IPSCO, Inc.	1,801,060	172,426
Ivanhoe Mines Ltd. (a)	5,199,800	35,215
Lihir Gold Ltd. (a)	23,175,852	49,603
Meridian Gold, Inc. (a)	1,261,400	39,798
New Gold, Inc. (a)(e)	1,416,100	12,610
New Gold, Inc. warrants 2/23/08 (a)	144,500	246
Newcrest Mining Ltd.	1,849,600	28,975
Newmont Mining Corp.	9,456,949	500,556
Novagold Resources, Inc. (a)	410,300	5,260
Nucor Corp.	3,405,900	184,770
Oregon Steel Mills, Inc. (a)	479,500	24,291
POSCO sponsored ADR	2,349,300	157,168
Rio Tinto PLC (Reg.)	7,540,709	395,340
Shore Gold, Inc. (a)	944,400	4,205
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	785,516	$ 51,640
US Gold Corp. (subscription receipt) (a)(g)	2,083,500	20,933
		3,568,805
TOTAL MATERIALS		4,436,374
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	4,642,656	129,484
BT Group PLC sponsored ADR	677,000	29,984
Qwest Communications International, Inc. (a)	12,996,600	105,142
Telenor ASA	2,339,800	28,289
		292,899
Wireless Telecommunication Services - 2.6%
America Movil SA de CV Series L sponsored ADR	29,747,500	989,402
American Tower Corp. Class A (a)	1,316,650	40,974
China Mobile (Hong Kong) Ltd. sponsored ADR	2,717,300	77,742
Hutchison Telecommunications International Ltd. sponsored ADR (a)	752,500	17,992
Leap Wireless International, Inc. (a)	723,169	34,314
NII Holdings, Inc. (a)(e)	9,376,394	528,641
		1,689,065
TOTAL TELECOMMUNICATION SERVICES		1,981,964
UTILITIES - 0.7%
Electric Utilities - 0.2%
Exelon Corp.	740,100	42,060
FirstEnergy Corp.	869,200	47,119
		89,179
Gas Utilities - 0.1%
Southern Union Co.	2,854,630	77,246
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	7,918,400	146,094
International Power PLC	2,878,200	15,145
TXU Corp.	755,600	45,177
		206,416
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
National Grid PLC	5,330,800	$ 57,679
Veolia Environnement	336,300	17,384
		75,063
TOTAL UTILITIES		447,904
TOTAL COMMON STOCKS (Cost $45,595,709)		58,722,665
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series B, 5.25% (cost $46,786)	2,820,000	51,634
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 5.11% (b)	6,488,975,727	6,488,976
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	325,506,150	325,506
TOTAL MONEY MARKET FUNDS (Cost $6,814,482)		6,814,482
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $52,456,977)		65,588,781
NET OTHER ASSETS - (1.0)%		(668,088)
NET ASSETS - 100%		$ 64,920,693
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,918,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,147,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
US Gold Corp. (subscription receipt)	2/8/06	$ 9,376
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 153,819
Fidelity Securities Lending Cash Central Fund	4,242
Total	$ 158,061
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altiris, Inc.	$ 44,317	$ -	$ 49,043	$ -	$ -
Anadys Pharmaceuticals, Inc.	14,939	588	8,779	-	-
Arena Pharmaceuticals, Inc.	34,354	9,652	-	-	34,619
Aspreva Pharmaceuticals Corp.	-	62,450	-	-	60,628
Bema Gold Corp.	45,577	37,840	-	-	122,793
Blackrock Ventures, Inc.	89,853	3,878	202,622	-	-
C.H. Robinson Worldwide, Inc.	342,379	33,896	28,981	2,396	498,534
Chipotle Mexican Grill, Inc. Class A	-	66,954	1,857	-	66,740
DENTSPLY International, Inc.	223,556	-	84,662	434	-
Eagle Materials, Inc.	65,585	25,706	95,004	191	-
Everest Re Group Ltd.	372,110	17,861	77,488	847	-
Foxhollow Technologies, Inc.	52,386	-	50,847	-	-
Glamis Gold Ltd.	263,267	72,523	8,526	-	426,252
IDEX Corp.	60,530	56,672	-	533	126,167
Intuitive Surgical, Inc.	277,909	13,026	222,597	-	-
iVillage, Inc.	31,794	-	33,697	-	-
Kyphon, Inc.	101,181	6,498	5,996	-	94,308
Mariner Energy, Inc.	32,788	-	35,643	-	-
Marvell Technology Group Ltd.	1,097,866	27,387	116,927	-	795,591
Merge Technologies, Inc.	35,964	-	24,868	-	-
New Gold, Inc.	5,009	5,401	-	-	12,610
NII Holdings, Inc.	391,001	60,586	37,200	-	528,641
Panera Bread Co. Class A	191,119	-	-	-	195,658
Patterson Companies, Inc.	353,807	-	134,775	-	-
Republic Airways Holdings, Inc.	34,351	-	18,313	-	-
Resources Connection, Inc.	69,522	-	69,084	-	-
Seattle Genetics, Inc.	11,693	-	12,469	-	-
SRA International, Inc. Class A	113,798	-	-	-	99,229
Ultralife Batteries, Inc.	12,819	-	3,959	-	-
WebSideStory, Inc.	15,418	6,872	-	-	14,751
Wet Seal, Inc. Class A	18,089	3,476	12,931	-	-
Total	$ 4,402,981	$ 511,266	$ 1,336,268	$ 4,401	$ 3,076,521
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.5%
Canada	6.1%
United Kingdom	3.4%
Bermuda	2.5%
Switzerland	2.3%
Netherlands Antilles	1.7%
Mexico	1.6%
Japan	1.4%
Korea (South)	1.3%
Ireland	1.1%
Others (individually less than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2006

Assets
Investment in securities, at value (including securities loaned of $321,789) - See accompanying schedule: Unaffiliated issuers (cost $43,839,577)	$ 55,697,778
Affiliated Central Funds (cost $6,814,482)	6,814,482
Other affiliated issuers (cost $1,802,918)	3,076,521
Total Investments (cost $52,456,977)		$ 65,588,781
Cash		2
Foreign currency held at value (cost $2,085)		2,085
Receivable for investments sold		293,263
Receivable for fund shares sold		70,258
Dividends receivable		45,251
Interest receivable		30,514
Prepaid expenses		102
Other receivables		2,340
Total assets		66,032,596

Liabilities
Payable for investments purchased	$ 678,198
Payable for fund shares redeemed	58,198
Accrued management fee	37,387
Other affiliated payables	10,680
Other payables and accrued expenses	1,934
Collateral on securities loaned, at value	325,506
Total liabilities		1,111,903

Net Assets		$ 64,920,693
Net Assets consist of:
Paid in capital		$ 46,092,393
Undistributed net investment income		169,154
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,527,564
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,131,582
Net Assets, for 983,165 shares outstanding		$ 64,920,693
Net Asset Value, offering price and redemption price per share ($64,920,693 ÷ 983,165 shares)		$ 66.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2006

Investment Income
Dividends (including $4,401 received from other affiliated issuers)		$ 291,596
Interest		1,984
Income from affiliated Central Funds		158,061
Total income		451,641

Expenses
Management fee Basic fee	$ 182,652
Performance adjustment	43,466
Transfer agent fees	56,214
Accounting and security lending fees	1,340
Independent trustees' compensation	122
Appreciation in deferred trustee compensation account	60
Custodian fees and expenses	2,673
Registration fees	703
Audit	227
Legal	384
Interest	1
Miscellaneous	1,161
Total expenses before reductions	289,003
Expense reductions	(4,498)	284,505
Net investment income (loss)		167,136
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $280)	5,037,719
Other affiliated issuers	580,188
Foreign currency transactions	1,165
Total net realized gain (loss)		5,619,072
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $234)	(3,433,073)
Assets and liabilities in foreign currencies	(161)
Total change in net unrealized appreciation (depreciation)		(3,433,234)
Net gain (loss)		2,185,838
Net increase (decrease) in net assets resulting from operations		$ 2,352,974

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 167,136	$ 232,458
Net realized gain (loss)	5,619,072	3,808,762
Change in net unrealized appreciation (depreciation)	(3,433,234)	3,905,671
Net increase (decrease) in net assets resulting from operations	2,352,974	7,946,891
Distributions to shareholders from net investment income	-	(209,102)
Distributions to shareholders from net realized gain	(1,219,235)	(880,727)
Total distributions	(1,219,235)	(1,089,829)
Share transactions Proceeds from sales of shares	8,333,651	14,203,241
Reinvestment of distributions	1,193,080	1,065,991
Cost of shares redeemed	(5,882,505)	(6,460,467)
Net increase (decrease) in net assets resulting from share transactions	3,644,226	8,808,765
Total increase (decrease) in net assets	4,777,965	15,665,827

Net Assets
Beginning of period	60,142,728	44,476,901
End of period (including undistributed net investment income of $169,154 and undistributed net investment income of $14,566, respectively)	$ 64,920,693	$ 60,142,728
Other Information Shares
Sold	125,297	236,315
Issued in reinvestment of distributions	18,168	16,305
Redeemed	(89,007)	(107,831)
Net increase (decrease)	54,458	144,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 64.76	$ 56.74	$ 49.35	$ 38.60	$ 42.77	$ 49.18
Income from Investment Operations
Net investment income (loss) E	.17	.27	.04	- G	.06	.21
Net realized and unrealized gain (loss)	2.38	8.95	7.40	10.79	(4.18)	(6.40)
Total from investment operations	2.55	9.22	7.44	10.79	(4.12)	(6.19)
Distributions from net investment income	-	(.23)	(.05)	(.04)	(.05)	(.22)
Distributions from net realized gain	(1.28)	(.97)	-	-	-	-
Total distributions	(1.28)	(1.20)	(.05)	(.04)	(.05)	(.22)
Net asset value, end of period	$ 66.03	$ 64.76	$ 56.74	$ 49.35	$ 38.60	$ 42.77
Total Return B, C, D	3.95%	16.23%	15.07%	27.95%	(9.63)%	(12.59)%
Ratios to Average Net Assets F
Expenses before reductions	.90% A	.91%	.94%	1.00%	1.03%	.96%
Expenses net of fee waivers, if any	.90% A	.91%	.94%	1.00%	1.03%	.96%
Expenses net of all reductions	.88% A	.88%	.92%	.98%	.99%	.91%
Net investment income (loss)	.52% A	.46%	.08%	.01%	.14%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 64,921	$ 60,143	$ 44,477	$ 35,933	$ 27,586	$ 32,159
Portfolio turnover rate	78% A	60%	64%	67%	80%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on April 28, 2006, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,092,000
Unrealized depreciation	(1,026,802)
Net unrealized appreciation (depreciation)	$ 13,065,198
Cost for federal income tax purposes	$ 52,523,583

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities including the Central Funds, other than short-term securities and U.S. government securities, aggregated $24,764,770 and $22,401,950, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $107 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $90 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $4,242.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,924. The weighted average interest rate was 5.00%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,344 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $9 and $1,145, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2006

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CON-USAN-0806
1.787777.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006